UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03111 and 811-21301

Name of Fund: CMA Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Tax-
Exempt Fund and Master Tax-Exempt LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2009

Date of reporting period: 03/31/2009

Item 1 – Report to Stockholders

Annual Report

March 31, 2009

CMA Tax-Exempt Fund

A Letter to Shareholders

The past 12 months have been a period investors would like to forget, but instead will vividly remember, as the global financial crisis erupted into the worst recession in decades. Daily headlines recounted the downfalls of storied financial firms, volatile swings in the world’s financial markets and monumental government actions, including the recent passage of the nearly $800 billion American Recovery and Reinvestment Act of 2009.

The economic data generally deteriorated throughout the reporting period. US gross domestic product (“GDP”) contracted at an annual rate of 6.3% in the fourth quarter of 2008, and economic activity appears on pace to be negative in the first quarter of 2009 as well. The Federal Reserve Board (the

“Fed”) took forceful action to revive the global economy and ailing financial system. In addition to slashing the federal funds target rate from 3.0% to a record low range of 0% to 0.25%, the central bank provided enormous cash infusions and radically expanded its balance sheet through a range of lending and acquisition programs.

Against this backdrop, US equities contended with high levels of volatility and posted steep losses, notwithstanding a powerful rally in the final month of the reporting period. International markets also experienced sharp downturns, with some regions declining as much or more than the United States.

Risk aversion remained the dominant theme in fixed income markets, as investors sought out the haven of Treasury issues at the expense of virtually all other asset classes. High yield issues, in particular, faced unprecedented challenges and posted severe underperformance; that said, the sector pared its losses in the first quarter of 2009, as both liquidity and investor sentiment toward lower-quality debt improved. At the same time, the start of the new year brought somewhat of a return to normalcy for the tax-exempt market, which registered one of its worst years on record in 2008.

In all, investors continued to gravitate toward relative safety, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of March 31, 2009	6-month	12-month
US equities (S&P 500 Index)	(30.54)%	(38.09)%
Small cap US equities (Russell 2000 Index)	(37.17)	(37.50)
International equities (MSCI Europe, Australasia, Far East Index)	(31.11)	(46.50)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	11.88	10.46
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	4.70	3.13
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	5.00	2.27
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(12.65)	(18.56)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

Sincerely,

President, BlackRock Advisors, LLC

Seeking additional investment insights?

Visit BlackRock’s award-winning Shareholder® magazine, now available exclusively online at www.blackrock.com/shareholdermagazine.
In this issue:
•Discover why portfolio diversification still matters — even as nearly every financial asset class lost value over the past year.
•Learn how adding commodities to a more traditional mix of assets can help you to balance risks and access new potential rewards.
•Assuage your fears about higher taxes and discover how municipal bonds may offer some relief.
•Find out if there’s still value to be found in dividend-paying stocks.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Information
Current Seven-Day Yield
As of March 31, 2009	0.25%

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on October 1, 2008 and held through March 31, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	October 1, 2008	March 31, 2009	During the Period[1]	October 1, 2008	March 31, 2009	During the Period[1]
CMA Tax-Exempt Fund	$1,000	$1,004.30	$3.00	$1,000	$1,021.91	$3.02

1 Expenses are equal to the Fund’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

4 CMA TAX-EXEMPT FUND MARCH 31, 2009

Statement of Assets and Liabilities		Statement of Operations

March 31, 2009	CMA Tax-Exempt Fund	Year Ended March 31, 2009	CMA Tax-Exempt Fund

Assets		Investment Income

Investment at value — Master Tax-Exempt LLC		Net investment income allocated from the Master LLC:
(the “Master LLC”) (cost — $10,282,639,620)	$10,282,639,620	Income	$196,254,635
Withdrawals receivable from the Master LLC	3,270	Expenses	(16,021,337)
Prepaid expenses	844,081	Total income	180,233,298
Total assets	10,283,486,971

		Expenses
Liabilities
		Administration	27,007,942
Administration fees payable	2,222,578	Distribution	13,396,718
Distribution fees payable	1,434,364	Federal insurance	2,296,489
Capital shares redeemed payable	3,270	Transfer agent	1,669,381
Income dividends payable	2,522	Registration	1,493,840
Officer’s and Directors’ fees payable	1,096	Printing	141,784
Other accrued expenses payable	279,133	Professional	49,905
Total liabilities	3,942,963	Officer and Directors	3,719
		Miscellaneous	18,885
Net Assets	$10,279,544,008
		Total expenses	46,078,663
		Net investment income	134,154,635
Net Assets Consist of

Par value, $0.10 per share, unlimited number of shares		Realized Gain Allocated from the Master LLC
authorized (10,279,789,881 shares issued and
outstanding)	$ 1,027,978,988	Net realized gain from investments	176,154
Paid-in capital in excess of par	9,251,534,552	Net Increase in Net Assets Resulting from Operations	$134,330,789
Accumulated net realized gain allocated from the
Master LLC	30,468
Net Assets, $1.00 net asset value per share	$10,279,544,008

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND		MARCH 31, 2009	5

Statements of Changes in Net Assets		CMA Tax-Exempt Fund
		Year Ended
		March 31,
Increase (Decrease) in Net Assets:		2009	2008
Operations
Net investment income		$ 134,154,635	$ 286,826,113
Net realized gain		176,154	1,483,829
Net increase in net assets resulting from operations		134,330,789	288,309,942

Dividends to Shareholders From
Net investment income		(134,154,635)	(286,826,113)

Capital Share Transactions
Net proceeds from sale of shares		63,269,474,201	63,109,695,273
Reinvestment of dividends		134,148,823	286,826,113
Total shares issued		63,403,623,024	63,396,521,386
Cost of shares redeemed		(64,127,859,887)	(61,652,029,689)
Net increase (decrease) in net assets derived from capital share transactions		(724,236,863)	1,744,491,697

Net Assets
Total increase (decrease) in net assets		(724,060,709)	1,745,975,526
Beginning of year		11,003,604,717	9,257,629,191
End of year		$10,279,544,008	$11,003,604,717

See Notes to Financial Statements.
6	CMA TAX-EXEMPT FUND	MARCH 31, 2009

Financial Highlights				CMA Tax-Exempt Fund
		Year Ended March 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$1.00	$1.00	$ 1.00
Net investment income	0.0125	0.0290	0.0302	0.0222	0.0092
Net realized gain (loss)	0.0000	0.0002	0.0001	(0.0000)	(0.0001)
Net increase from investment operations	0.0125	0.0292	0.0303	0.0222	0.0091
Dividends from net investment income	(0.0125)	(0.0290)	(0.0302)	(0.0222)	(0.0092)
Net asset value, end of year	$ 1.00	$ 1.00	$1.00	$1.00	$ 1.00

Total Investment Return
Total investment return	1.26%	2.94%	3.05%	2.24%	0.93%

Ratios to Average Net Assets[1]
Total expenses	0.57%	0.55%	0.55%	0.55%	0.55%
Net investment income and net realized gain	1.24%	2.87%	3.03%	2.21%	0.91%

Supplemental Data
Net assets, end of year (000)	$10,279,544	$11,003,605	$ 9,257,629	$ 8,761,108	$ 9,029,274
[1] Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income and net realized gain (loss).

See Notes to Financial Statements.
CMA TAX-EXEMPT FUND			MARCH 31, 2009		7

Notes to Financial Statements CMA Tax-Exempt Fund

1. Organization and Significant Accounting Policies:

CMA Tax-Exempt Fund (the "Fund") is registered under the Investment
Company Act of 1940, as amended (the "1940 Act"), as a no load, diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt
LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. The Master LLC is organized as a Delaware lim-
ited liability company. The value of the Fund's investment in the Master
LLC reflects the Fund's proportionate interest in the net assets of the
Master LLC. The performance of the Fund is directly affected by the per-
formance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial state-
ments. The Board of Trustees of the Fund and the Board of Directors of
the Master LLC are referred to throughout this report as the “Board of
Directors” or the “Board.” The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United
States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percent-
age of the Master LLC owned by the Fund at March 31, 2009 was 90.5%.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund records its investment in the
Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC's Notes to Financial Statements,
which are included elsewhere in this report. The Fund seeks to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis

Effective April 1, 2008, the Fund adopted Financial Accounting
Standards Board Statement of Financial Accounting Standards No.
157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value
measurements.Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for
identical securities

•Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in deter-
mining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	—
Level 2	$10,282,639,620
Level 3	—
Total	$10,282,639,620

Investment Transactions and Net Investment Income: Investment trans-
actions in the Master LLC are accounted for on a trade date basis. The
Fund records daily its proportionate share of the Master LLC’s income, expenses and realized gains and losses. In addition, the Fund accrues its own expenses.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended March 31, 2009. The statutes of limitations on the
Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced dis-
closure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instru-
ments affect an entity’s results of operations and financial position. FAS

8 CMA TAX-EXEMPT FUND MARCH 31, 2009

Notes to Financial Statements (concluded) CMA Tax-Exempt Fund

161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the
Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund are charged to that
Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock
Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administrative services (other than invest-
ment advice and related portfolio activities). For such services, the Fund pays a monthly fee at an annual rate of 0.25% of the Fund’s average daily net assets. The PNC Financial Services Group, Inc. (“PNC”) and
Bank of America Corporation (“BAC”) are the largest stockholders of
BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on
January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

Effective October 1, 2008, the Fund entered into a Distribution Agreement and a Unified Distribution and Shareholder Servicing Plan (the “Distri-
bution Plan”) with BlackRock Investments, LLC (“BIL”), which replaced
Merrill Lynch, Pierce, Fenner and Smith Incorporated (“MLPF&S”)
(collectively, the “Distributor”) as the sole distributor of the Fund.
MLPF&S is a wholly owned subsidiary of Merrill Lynch. BIL is an affiliate of BlackRock. The distribution fees did not change as a result of the transaction.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor distribution fees accrued daily and paid monthly at the annual rate of
0.125% of the Fund’s average daily net assets sold by the Distributor.

Financial Data Services, Inc. (“FDS”), a wholly owned subsidiary of
Merrill Lynch, serves as transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed during the past two years corresponds to the amounts included in the Statements of
Changes in Net Assets for net proceeds from sale of shares, reinvest-
ment of dividends and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Federal Insurance:

The Fund participates in the US Treasury Department’s Temporary
Guarantee Program for Money Market Funds (the “Program”). As a result of the Fund’s participation in the Program, in the event the Fund’s net asset value falls below $0.995 per share, shareholders in the Fund will have federal insurance of $1.00 per share up to the lesser of sharehold-
ers’ balances in the Fund as of the close of business on September 19,
2008, or the remaining balances of such shareholder accounts as of the date the guarantee is triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19,
2008 and any future investments after a shareholder has closed their account will not be guaranteed. As a participant of the Program, which expires September 18, 2009, the Fund paid a participation fee of
0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18,
2009 of the Fund’s shares outstanding value as of September 19, 2008.
The participation fee for the period September 19, 2008 to March 31,
2009 is included in federal insurance on the Statement of Operations.

5. Income Tax Information:

Reclassification: Accounting principles generally accepted in the United
States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. The following permanent differences as of March 31, 2009 attributable to the use of equalization were reclassed to the following accounts:

Paid-in capital in excess of par	$ 693,710
Accumulated net realized gain allocated from the Master LLC	$(693,710)

The tax character of distributions paid during the fiscal years ended
March 31, 2009 and March 31, 2008 was as follows:

	3/31/2009	3/31/2008
Distributions paid from:
Tax-exempt income	$134,154,635	$286,826,113
Net long-term capital gains	693,710	—
Total distributions	$134,848,345	$286,826,113

As of March 31, 2009, there were no significant differences between book and tax components of net assets.

CMA TAX-EXEMPT FUND MARCH 31, 2009 9

Report of Independent Registered Public Accounting Firm CMA Tax-Exempt Fund

To the Shareholders and Board of Directors of
CMA Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities of CMA Tax-Exempt Fund (the “Fund”) as of March 31, 2009, and the
related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial high-
lights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over finan-
cial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Tax-Exempt Fund as of March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in con-
formity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 21, 2009

Important Tax Information (Unaudited)

All of the net investment income distributions paid by CMA Tax-Exempt
Fund during the taxable year ended March 31, 2009 qualify
as tax-exempt interest dividends for federal income tax purposes.

Portfolio Information as of March 31, 2009		Master Tax-Exempt LLC

Portfolio Composition

	Percent of
Net Assets
Variable Rate Demand Obligations	82%
Fixed Rate Notes	12
Tax-Exempt Commercial Paper	5
Put Bonds	1
Total	100%

10 CMA TAX-EXEMPT FUND MARCH 31, 2009

Schedule of Investments March 31, 2009					Master Tax-Exempt LLC
				(Percentages shown are based on Net Assets)
		Par			Par
Municipal Bonds		(000)	Value	Municipal Bonds	(000)	Value

Alabama — 2.5%				Arizona (concluded)
Columbia, Alabama, IDB, PCR, Refunding (Alabama				Arizona Health Facilities Authority Revenue Bonds
Power Company Project), VRDN, Series C,				(Banner Health System), VRDN (a):
0.55%, 4/01/09 (a)		$ 11,100	$ 11,100,000	Series C, 0.43%, 4/07/09	$ 4,220	$ 4,220,000
Lower Alabama Gas District, Gas Supply Revenue				Series F, 0.43%, 4/07/09	101,205	101,205,000
Bonds, VRDN, Series A, 0.55%, 4/07/09 (a)		104,950	104,950,000	Maricopa County, Arizona, Public Finance Corporation,
Mobile, Alabama, IDB, PCR (Alabama Power				Lease Revenue Bonds, FLOATS, VRDN, Series 1863,
Company-Barry Plant Project), VRDN,				0.54%, 4/07/09 (a)(b)(d)	8,440	8,440,000
2%, 4/07/09 (a)		10,100	10,100,000	Salt River Pima-Maricopa Indian Community, Arizona,
Southeast Alabama Gas District, Alabama, Supply				Revenue Bonds, VRDN (a):
Project Revenue Bonds, VRDN, Series A,				0.55%, 4/07/09	15,829	15,829,000
0.30%, 4/01/09 (a)		87,099	87,099,000	0.55%, 4/07/09	32,715	32,715,000
Spanish Fort Redevelopment Authority, Alabama,				Scottsdale, Arizona, IDA, Hospital Revenue Refunding
Revenue Bonds, Bank of America Macon Trust,				Bonds (Scottsdale Healthcare), VRDN, Series C,
VRDN, Series 2007-306, 0.64%, 4/07/09 (a)(b)		15,450	15,450,000	1.25%, 4/07/09 (a)(e)	5,900	5,900,000
University of Alabama, General Revenue						248,484,000
Bonds, ROCS, VRDN, Series II-R-12035,
1.24%, 4/07/09 (a)(c)		28,710	28,710,000	California — 5.2%
West Jefferson, Alabama, IDB, Solid Waste Disposal				California HFA, Home Mortgage Revenue Bonds,
Revenue Bonds (Alabama Power Company Project),				VRDN, AMT (a):
VRDN, AMT, 2%, 4/07/09 (a)		30,000	30,000,000	Series B, 0.50%, 4/07/09	25,910	25,910,000
				Series B, 0.50%, 4/07/09	15,000	15,000,000
			287,409,000	Series C, 1.50%, 4/01/09	75,670	75,670,000
Alaska — 0.5%				Series D, 5.25%, 4/07/09	41,200	41,200,000
Alaska State International Airports, Revenue				Series M, 0.40%, 4/01/09	15,800	15,800,000
Refunding Bonds, VRDN, AMT, Series A,				California HFA, Home Mortgage Revenue
0.60%, 4/07/09 (a)		4,000	4,000,000	Refunding Bonds, VRDN, AMT, Series E,
Valdez, Alaska, Marine Terminal Revenue Bonds				0.40%, 4/01/09 (a)	56,300	56,300,000
(ConocoPhillips Project), VRDN, Series A,				California HFA, M/F Housing Revenue Bonds, VRDN,
0.50%, 4/07/09 (a)		38,000	38,000,000	AMT, Series C, 3.50%, 4/01/09 (a)	12,330	12,330,000
Valdez, Alaska, Marine Terminal Revenue Refunding				California Home Mortgage Financing Authority,
Bonds (ConocoPhillips Project), VRDN, Series B,				Homebuyers Fund S/F Revenue Refunding Bonds,
0.65%, 4/07/09 (a)		20,000	20,000,000	VRDN, AMT, 0.50%, 4/07/09 (a)	28,543	28,543,400
			62,000,000	California Municipal Finance Authority, M/F Housing
				Revenue Bonds, PUTTERS, VRDN, AMT, Series 2410,
Arizona — 2.2%				0.69%, 4/07/09 (a)(b)	2,305	2,305,000
AK-Chin Indian Community, Arizona, Revenue Bonds,				California State, GO, MERLOTS, VRDN, Series B-45,
VRDN, 0.55%, 4/07/09 (a)		20,000	20,000,000	0.53%, 4/07/09 (a)(b)	7,715	7,715,000
Apache County, Arizona, IDA, IDR (Tucson				California State, GO, Refunding, VRDN, Series A-1,
Electric Power Co.), VRDN, Series 83-A,				0.30%, 4/01/09 (a)	22,225	22,225,000
0.43%, 4/07/09 (a)		55,575	55,575,000	Golden State Tobacco Securitization Corporation
Arizona Health Facilities Authority, Health Facility				of California, Tobacco Settlement Revenue
Revenue Bonds (Catholic Healthcare West Project),				Bonds, FLOATS, VRDN, Series 2215,
VRDN, Series B, 0.43%, 4/07/09 (a)		4,600	4,600,000	0.69%, 4/07/09 (a)	22,500	22,500,000

Portfolio Abbreviations

To simplify the portfolio holdings in the Schedule of		GO	General Obligation Bonds	PUTTERS	Puttable Tax-Exempt Receipts
Investments, the names and descriptions of many of		HDA	Housing Development Authority	RAN	Revenue Anticipation Notes
the securities have been abbreviated according to the		HFA	Housing Finance Agency	ROCS	Reset Option Certificates
following list:		IDA	Industrial Development Authority	S/F	Single-Family
AMT	Alternative Minimum Tax (subject to)	IDB	Industrial Development Board	SPEARS	Short Puttable Exempt Adjustable
ARS	Auction Rate Securities	IDR	Industrial Development Revenue Bonds		Receipts
BAN	Bond Anticipation Notes	LIFERS	Long Inverse Floating Exempt Receipts	STARS	Short-Term Adjustable Rate Securities
COP	Certificates of Participation	M/F	Multi-Family	TAN	Tax Anticipation Notes
EDA	Economic Development Authority	MERLOTS	Municipal Exempt Receipts Liquidity	TECP	Tax-Exempt Commercial Paper
EDR	Economic Development Revenue Bonds		Optional Tenders	TRAN	Tax Revenue Anticipation Notes
FLOATS	Floating Rate Securities	MSTR	Municipal Securities Trust Receipts	VRDN	Variable Rate Demand Notes
		PCR	Pollution Control Revenue Bonds

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND				MARCH 31, 2009		11

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

California (concluded)			Colorado (concluded)
Golden State Tobacco Securitization Corporation of			El Paso County, Colorado, School District,
California, Tobacco Settlement Revenue Refunding			COP, Eclipse Funding Trust, Solar Eclipse
Bonds, FLOATS, VRDN (a):			Certificates, VRDN, Series 2006-0101,
Series 1500, 0.69%, 4/07/09	$ 4,000	$ 4,000,000	0.44%, 4/07/09 (a)(b)	$ 11,175	$ 11,175,000
Series 2040, 0.69%, 4/07/09	8,000	8,000,000	Moffat County, Colorado, PCR, Refunding (PacifiCorp
Series 2954, 0.69%, 4/07/09	30,000	30,000,000	Projects), VRDN, 0.43%, 4/07/09 (a)	7,500	7,500,000
Los Angeles, California, GO, TRAN, 3%, 6/30/09	57,100	57,303,242	Pitkin County, Colorado, IDR, Refunding (Aspen
Sacramento County, California, GO, TRAN,			Skiing Company Project), VRDN, AMT, Series B,
2.50%, 8/07/09	107,100	107,439,313	0.75%, 4/01/09 (a)	4,500	4,500,000
San Jose, California, Airport Revenue Refunding			Telluride, Colorado, Excise Tax Revenue Bonds
Bonds, ROCS, VRDN, AMT, Series II-R-10364,			(Valley Floor Open Space Project), VRDN,
0.89%, 4/07/09 (a)(c)(d)(e)(o)	60,000	60,000,000	1.45%, 4/07/09 (a)	5,315	5,315,000
		592,240,955			308,652,354
Colorado — 2.7%			Connecticut — 0.6%
Aurora, Colorado, COP, Refunding, VRDN,			Connecticut State Health and Educational Facilities
0.43%, 4/07/09 (a)	19,100	19,100,000	Authority Revenue Bonds, VRDN (a):
Colorado Educational and Cultural Facilities Authority			Bank of America Austin Trust, Series 2008-352,
Revenue Bonds (The Nature Conservancy Project),			0.66%, 4/07/09 (b)	14,870	14,870,000
VRDN, Series A, 0.55%, 4/07/09 (a)	8,600	8,600,000	(Greenwich Hospital), Series C, 0.28%, 4/07/09	11,755	11,755,000
Colorado HFA, S/F Mortgage Revenue Bonds, VRDN,			(Yale University), Series U-2, 0.20%, 4/07/09	28,420	28,420,000
AMT, Series B-2, Class I, 2%, 4/07/09 (a)	25,000	25,000,000	Connecticut State Health and Educational Facilities
Colorado Health Facilities Authority Revenue Bonds,			Authority, Revenue Refunding Bonds, VRDN (a):
VRDN (a):			(Danbury Hospital), Series J, 0.44%, 4/07/09	5,000	5,000,000
(Catholic Health Initiatives), Series B,			(Pierce Memorial Baptist Home), Series A,
0.40%, 4/07/09	32,400	32,400,000	0.33%, 4/07/09	6,515	6,515,000
(Sisters of Charity of Leavenworth Health					66,560,000
System), 0.48%, 4/07/09	18,800	18,800,000
Colorado Health Facilities Authority, Revenue			District of Columbia — 1.3%
Refunding Bonds, VRDN (a):			District of Columbia, GO, Deutsche Bank SPEARS/
(Catholic Health Initiatives), Series B-1,			LIFERS Trust, SPEARS, VRDN, AMT, Series DB-463,
0.37%, 4/07/09	3,335	3,335,000	0.49%, 4/07/09 (a)(b)(e)	8,447	8,447,000
(Catholic Health Initiatives), Series B-6,			District of Columbia, GO, FLOATS, VRDN, Series 1920,
0.32%, 4/07/09	7,900	7,900,000	0.54%, 4/07/09 (a)(f)	15,730	15,730,000
(Sisters of Charity of Leavenworth Health			District of Columbia, GO, Refunding, VRDN (a):
System), Series A, 0.48%, 4/07/09	23,805	23,805,000	Series A, 1.60%, 4/07/09	4,295	4,295,000
Colorado Housing and Finance Authority,			Series B, 0.55%, 4/07/09	6,120	6,120,000
S/F Mortgage Revenue Bonds, VRDN, AMT,			Series C, 0.40%, 4/07/09	6,555	6,555,000
Class I, Series B-2, 0.45%, 4/07/09 (a)	10,780	10,780,000	Series C, 2%, 4/07/09	24,000	24,000,000
Colorado Housing and Finance Authority, S/F			Series D, 1.22%, 4/07/09	8,390	8,390,000
Mortgage Revenue Refunding Bonds, VRDN,			District of Columbia, Revenue Refunding
AMT, Class I, Series B-3, 0.60%, 4/07/09 (a)	15,000	15,000,000	Bonds (Howard University), VRDN, Series B,
Colorado School of Mines Development			0.49%, 4/07/09 (a)	4,800	4,800,000
Corporation, Revenue Refunding Bonds, VRDN,			District of Columbia, TECP, 0.50%, 4/01/09	35,900	35,900,000
0.64%, 4/07/09 (a)	6,300	6,300,000	District of Columbia, University Revenue
Colorado School of Mines, Enterprise			Bonds (American University), VRDN,
Revenue Refunding Bonds, VRDN, Series A,			0.55%, 4/07/09 (a)(f)	7,400	7,400,000
0.65%, 4/07/09 (a)	8,000	8,000,000	Washington, D.C., Convention Center Authority,
Colorado Springs, Colorado, School District			Dedicated Tax Revenue Refunding Bonds, FLOATS,
Number 11 Facilities Corporation, COP, Refunding,			VRDN (a)(c)(d):
VRDN, 1.50%, 4/07/09 (a)(e)	8,290	8,290,000	Series 1730, 0.59%, 4/07/09	6,665	6,665,000
Colorado Springs, Colorado, Utilities Revenue			Series 1731, 0.59%, 4/07/09	6,665	6,665,000
Refunding Bond, Sub-Lien, VRDN, Series A,			Series 1736, 0.59%, 4/07/09	7,830	7,830,000
1.50%, 4/07/09 (a)	34,875	34,875,000			142,797,000
Colorado State, General Fund, GO, TRAN,
3%, 6/26/09	57,800	57,977,354

See Notes to Financial Statements.

12	CMA TAX-EXEMPT FUND		MARCH 31, 2009

Schedule of Investments (continued)			Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Florida — 5.3%			Florida (concluded)
Brevard County, Florida, HFA, M/F Housing Revenue			Jacksonville, Florida, Economic Development
Bonds (Timber Trace Apartments), VRDN, AMT,			Commission, IDR (Lee and Cates Glass, Inc.
0.70%, 4/07/09 (a)	$10,000	$ 10,000,000	Project), VRDN, AMT, 0.67%, 4/07/09 (a)	$8,285	$ 8,285,000
Escambia County, Florida, Solid Waste Disposal,			Jacksonville, Florida, Electric Authority Revenue
System Revenue Bonds (Gulf Power Company			Bonds (Electric System), VRDN, Series B,
Project), VRDN, First Series, 1.75%, 4/07/09 (a)	10,000	10,000,000	0.50%, 4/01/09 (a)	15,565	15,565,000
Florida Gas Utility Revenue Bonds (Gas Supply			Jacksonville, Florida, Health Facilities Authority,
Project Number 2), VRDN, Series A-3, 1%,			Hospital Revenue Bonds (Southern Baptist
4/07/09 (a)	84,430	84,430,000	Hospital), VRDN, Series A, 0.34%, 4/01/09 (a)	11,320	11,320,000
Florida Housing Finance Corporation, M/F Mortgage			Jacksonville, Florida, Port Authority Revenue Bonds
Revenue Bonds, VRDN, AMT (a):			(Mitsui O.S.K. Lines, Ltd. Project), VRDN, AMT,
(Savannah Springs Apartments Limited),			0.65%, 4/07/09 (a)	14,660	14,660,000
Series N, 0.67%, 4/07/09	7,000	7,000,000	Jacksonville, Florida, Transit Revenue Refunding
(Wexford Apartments), Series P, 0.63%, 4/07/09	6,000	6,000,000	Bonds, VRDN (a):
Florida Hurricane Catastrophe Fund Finance			Series A, 0.39%, 4/07/09	54,035	54,035,000
Corporation Revenue Bonds, ROCS, VRDN,			Series B, 1.50%, 4/07/09	3,000	3,000,000
Series II-R-11549, 0.60%, 4/07/09 (a)(b)	6,985	6,985,000	Lakeland, Florida, Energy System Revenue Refunding
Florida State Board of Education, GO, VRDN (a):			Bonds, VRDN, Series A, 0.32%, 4/07/09 (a)	5,000	5,000,000
MSTR, Series SGA 102, 0.55%, 4/01/09 (o)	2,000	2,000,000	Lee County, Florida, IDA, IDR (Raymond Building Supply
ROCS, Series II-R-12067,			Corporation), VRDN, AMT, 1.20%, 4/07/09 (a)	65	65,000
1.02%, 4/07/09 (b)	15,500	15,500,000	Manatee County, Florida, HFA, M/F Housing Revenue
ROCS, Series II-R-12211,			Bonds (Village at Cortez Apartments), VRDN, AMT,
1.04%, 4/07/09 (b)	8,000	8,000,000	Series A, 0.62%, 4/07/09 (a)(h)	11,700	11,700,000
Florida State Turnpike Authority, Turnpike Revenue			Miami-Dade County, Florida, Aviation Revenue
Refunding Bonds, VRDN (a):			Bonds, Eagle Tax-Exempt Trust, VRDN, AMT, Series
FLOATS, Series 2854, 0.59%, 4/07/09	2,300	2,300,000	2007-0108, Class A, 0.91%, 4/07/09 (a)(c)(i)	14,380	14,380,000
PUTTERS, Series 2539, 0.47%, 4/07/09 (b)	3,555	3,555,000	Orlando-Orange County Expressway Authority, Florida,
Fort Pierce, Florida, Redevelopment Agency, Tax			Expressway Revenue Bonds, Eagle Tax-Exempt
Allocation Bonds, Eclipse Funding Trust, Solar			Trust, VRDN, Series 2007-0145, Class A,
Eclipse Certificates, VRDN, Series 2006-0130,			0.83%, 4/07/09 (a)(b)(c)(e)	11,300	11,300,000
0.44%, 4/07/09 (a)(b)(g)	3,930	3,930,000	Palm Beach County, Florida, Educational Facilities
Highlands County, Florida, Health Facilities Authority,			Authority Revenue Bonds (Atlantic University Inc.
Hospital Revenue Bonds (Adventist Health System),			Project), VRDN, 0.55%, 4/07/09 (a)	9,900	9,900,000
VRDN, Series A-2, 0.55%, 4/07/09 (a)	13,500	13,500,000	Pembroke Pines, Florida, Charter School Revenue
Highlands County, Florida, Health Facilities Authority,			Refunding Bonds, VRDN, 0.50%, 4/07/09 (a)(j)	10,000	10,000,000
Hospital Revenue Refunding Bonds (Adventist Health			Saint Johns County, Florida, Revenue Bonds,
System), VRDN, Series C, 0.55%, 4/07/09 (a)	6,000	6,000,000	Deutsche Bank SPEARS/LIFERS Trust,
Hillsborough County, Florida, HFA, M/F Housing			SPEARS, VRDN, Series DB-486,
Revenue Bonds (Brandon Crossing Apartments),			0.51%, 4/07/09 (a)(b)(d)	8,963	8,963,000
VRDN, AMT, 0.62%, 4/07/09 (a)(h)	5,680	5,680,000	Saint Johns County, Florida, Sales Tax Revenue
Jacksonville Electric Authority, Florida, Electric System			Bonds, ROCS, VRDN, Series II-R-755PB,
Revenue Refunding Bonds, VRDN (a):			0.94%, 4/07/09 (a)(b)(c)(i)	6,050	6,050,000
Series 3-B-1, 1.50%, 4/07/09	6,065	6,065,000	South Florida Water Management District, COP, Eagle
Series 3-B-2, 1.50%, 4/07/09	6,105	6,105,000	Tax-Exempt Trust, VRDN, Series 2006-0136, Class A,
Series 3-B-3, 1.50%, 4/07/09	8,750	8,750,000	0.89%, 4/07/09 (a)(b)(e)	19,730	19,730,000
Series 3-C-1, 0.33%, 4/07/09	14,720	14,720,000	Sunshine State Governmental Finance
Series 3-C-2, 0.33%, 4/07/09	14,720	14,720,000	Commission, Florida, Revenue Bonds, VRDN,
Jacksonville Electric Authority, Florida, TECP:			1.50%, 4/07/09 (a)	23,000	23,000,000
0.50%, 4/01/09	30,300	30,300,000	University of South Florida Foundation, Inc. Revenue
0.60%, 4/02/09	50,300	50,300,000	Bonds, VRDN, 0.57%, 4/07/09 (a)	8,100	8,100,000
Jacksonville Electric Authority, Florida, Water and			Volusia County, Florida, IDA, Revenue Refunding
Sewer System Revenue Bonds, VRDN, Series A-1,			Bonds (Retirement Housing Foundation), VRDN,
0.34%, 4/07/09 (a)	30,400	30,400,000	0.48%, 4/07/09 (a)	7,500	7,500,000
Jacksonville Electric Authority, Florida, Water and			Volusia County, Florida, School Board, COP, Eclipse
Sewer System, Revenue Refunding Bonds, VRDN,			Funding Trust, Solar Eclipse Certificates, VRDN,
Sub-Series A-2, 0.47%, 4/07/09 (a)	6,980	6,980,000	Series 2007-0036, 0.47%, 4/07/09 (a)(b)(e)	7,375	7,375,000
					603,148,000

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND			MARCH 31, 2009		13

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Georgia — 1.2%			Illinois (continued)
Atlanta, Georgia, Water and Wastewater			Chicago, Illinois, Metropolitan Water Reclamation
Revenue Bonds, Eagle Tax-Exempt Trust,			District of Greater Chicago, BB&T Municipal Trust,
VRDN, Series 2006-0130, Class A,			GO, Refunding, FLOATS, VRDN, Series 2007,
0.84%, 4/07/09 (a)(b)(c)(e)	$5,000	$ 5,000,000	0.44%, 4/07/09 (a)	$ 2,395	$ 2,395,000
Atlanta, Georgia, Water and Wastewater			Chicago, Illinois, O’Hare International Airport Revenue
Revenue Refunding Bonds, VRDN, Series B,			Bonds, Deutsche Bank SPEARS/LIFERS Trust,
3.15%, 4/07/09 (a)(e)	3,530	3,530,000	SPEARS, VRDN (a)(b):
Burke County, Georgia, Development Authority, PCR,			Series DB-502, 0.52%, 4/07/09 (e)	41,235	41,235,000
Refunding (Georgia Power Company Vogtle Project),			Series DBE-534, 0.49%, 4/07/09 (d)	2,275	2,275,000
VRDN, 1st Series, 2.10%, 4/07/09 (a)	5,100	5,100,000	Chicago, Illinois, O’Hare International Airport
Gainesville and Hall County, Georgia, Hospital			Revenue Bonds, ROCS, VRDN, AMT, Series II-R-239,
Authority, Revenue Refunding Bonds (Northeast			1.71%, 4/07/09 (a)(b)(e)	3,700	3,700,000
Georgia Health System), VRDN, Series E,			Chicago, Illinois, O’Hare International Airport
0.50%, 4/07/09 (a)	16,600	16,600,000	Revenue Bonds, VRDN, AMT, Second Lien, Series B,
Georgia Municipal Electric Authority, Power Revenue			0.65%, 4/07/09 (a)	19,189	19,189,000
Bonds, Bank of America Macon Trust, VRDN,			Chicago, Illinois, Wastewater Transmission, Revenue
Series E, 0.89%, 4/07/09 (a)(b)(e)	6,815	6,815,000	Refunding Bonds, VRDN, Sub-Series C-1,
Georgia State, GO, ROCS, VRDN, Series II-R-11536PB,			0.50%, 4/01/09 (a)	6,000	6,000,000
0.71%, 4/07/09 (a)(b)	26,225	26,225,000	Chicago, Illinois, Water Revenue Bonds,
Gwinnett County, Georgia, Hospital Authority, Revenue			Second Lien, VRDN, Sub-Series 2000-1,
Refunding Bonds (Gwinnett Hospital System			0.20%, 4/01/09 (a)	33,000	33,000,000
Project), VRDN, Series C, 0.47%, 4/07/09 (a)	7,625	7,625,000	Chicago, Illinois, Water Revenue Refunding Bonds,
Metropolitan Atlanta Rapid Transit Authority, Georgia,			VRDN (a):
Sales Tax Revenue Bonds, VRDN, Series A,			Sub-Series 04-2, 0.46%, 4/07/09	14,850	14,850,000
0.70%, 4/07/09 (a)	11,830	11,830,000	Sub-Series 04-3, 0.46%, 4/07/09	3,225	3,225,000
Monroe County, Georgia, Development Authority, PCR,			Cook County, Illinois, GO, ROCS, VRDN,
Refunding (Georgia Power Company — Scherer),			Series II-R-10359, 0.88%, 4/07/09 (a)(d)(e)(o)	30,920	30,920,000
VRDN, 1.95%, 4/07/09 (a)	11,700	11,700,000	Elmhurst, Illinois, Revenue Bonds (Joint Commission
Municipal Electric Authority, Georgia, Revenue			on Accreditation of Healthcare Organizations),
Refunding Bonds (Project One), VRDN,			VRDN, 0.40%, 4/07/09 (a)	13,890	13,890,000
Sub-Series B, 1.53%, 4/07/09 (a)	35,750	35,750,000	Illinois Development Finance Authority, Revenue
Putnam County, Georgia, Development Authority, PCR			Refunding Bonds (Evanston Northwestern
(Georgia Power Company), VRDN, First Series 97,			Healthcare Corporation), VRDN, Series A,
2.10%, 4/07/09 (a)	4,000	4,000,000	0.50%, 4/07/09 (a)	29,885	29,885,000
Whitfield County, Georgia, Development Authority,			Illinois Educational Facilities Authority Revenue
Solid Waste Disposal Revenue Bonds (Aladdin			Bonds (Art Institute of Chicago), VRDN,
Manufacturing Corporation Project), VRDN, AMT,			0.50%, 4/07/09 (a)	11,450	11,450,000
1.48%, 4/07/09 (a)	3,100	3,100,000	Illinois Educational Facilities Authority, Revenue
		137,275,000	Refunding Bonds (The Art Institute of Chicago),
			VRDN, 0.50%, 4/07/09 (a)	23,600	23,600,000
Idaho — 0.3%			Illinois Health Facilities Authority Revenue Bonds,
Idaho State Building Authority, Revenue Refunding			VRDN (a):
Bonds (Prison Facilities Project), VRDN, Series A,			(Northwestern Memorial Hospital),
0.50%, 4/07/09 (a)	14,000	14,000,000	0.48%, 4/07/09	28,870	28,870,000
Idaho State, GO, TAN, 3%, 6/30/09	18,000	18,056,430	(Revolving Fund Pooled Program), Series D,
		32,056,430	0.50%, 4/07/09	39,850	39,850,000
Illinois — 7.3%			Revolving Fund, Pooled, Series B,
Chicago, Illinois, GO, Refunding, Eclipse Funding			0.50%, 4/01/09	30,000	30,000,000
Trust, Solar Eclipse Certificates, VRDN,			Illinois State, Educational Facilities Authority
Series 2006-0038, 0.44%, 4/07/09 (a)(b)(e)	10,700	10,700,000	Revenue Bonds, FLOATS, VRDN, Series 1097,
Chicago, Illinois, GO, Refunding, ROCS, VRDN,			0.59%, 4/07/09 (a)	2,678	2,677,500
Series II-R-10406, 0.88%, 4/07/09 (a)(e)(o)	14,305	14,305,000	Illinois State Finance Authority, PCR, Refunding
Chicago, Illinois, GO, Refunding, VRDN, Series F,			(Commonwealth Edison Company Project), VRDN,
0.40%, 4/01/09 (a)	14,695	14,695,000	Series F, 0.50%, 4/07/09 (a)	6,200	6,200,000
Chicago, Illinois, GO, VRDN, Series B,
0.20%, 4/07/09 (a)	4,785	4,785,000

See Notes to Financial Statements.

14	CMA TAX-EXEMPT FUND		MARCH 31, 2009

Schedule of Investments (continued)			Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Illinois (continued)			Illinois (concluded)
Illinois State Finance Authority Revenue Bonds,			Will County, Illinois, Exempt Facilities Revenue Bonds
VRDN (a):			(BP Amoco Chemical Company Project), VRDN,
(Carle Foundation), Series D, 0.40%, 4/07/09 $	6,875	$ 6,875,000	AMT (a):
(Illinois Wesleyan University Project),			0.29%, 4/01/09	$6,025	$ 6,025,000
0.32%, 4/07/09	2,415	2,415,000	0.29%, 4/01/09	3,800	3,800,000
(Landing at Plymouth Place), Series C,			0.29%, 4/01/09	2,600	2,600,000
0.48%, 4/07/09	19,675	19,675,000			825,818,500
(North Park University Project), 0.39%, 4/07/09	4,800	4,800,000
(Northwestern University), Sub-Series A,			Indiana — 3.2%
0.40%, 4/07/09	13,975	13,975,000	IPS Multi-School Building Corporation, Indiana,
(Northwestern University), Sub-Series A,			Revenue Bonds, ROCS, VRDN, Series II-R-885WF,
0.26%, 4/07/09	4,075	4,075,000	0.59%, 4/07/09 (a)(b)(e)	7,470	7,470,000
(Rush University Medical Center), Series A,			Indiana Bond Bank, Advance Funding Program
0.32%, 4/07/09	4,000	4,000,000	Revenue Notes, Series A, 3%, 5/28/09	40,700	40,774,519
(The Art Institute of Chicago), Series B-1,			Indiana State Development Finance Authority,
0.50%, 4/07/09	7,000	7,000,000	Educational Facilities Revenue Bonds
(University of Chicago), Series B, 0.27%, 4/07/09	54,817	54,817,000	(Indianapolis Museum of Art, Inc. Project), VRDN,
Illinois State Finance Authority, Revenue Refunding			0.50%, 4/07/09 (a)	43,000	43,000,000
Bonds, VRDN (a):			Indiana State Development Finance Authority,
(Central DuPage Health System), Series C,			Environmental Revenue Bonds (PSI Energy
0.45%, 4/01/09	49,830	49,830,000	Inc. Projects), VRDN, AMT, Series A,
Eagle Tax-Exempt Trust, Series 2006-0118,			0.95%, 4/07/09 (a)	32,550	32,550,000
Class A, 0.61%, 4/07/09 (b)	3,150	3,150,000	Indiana State Financing Authority, Environmental
(Elmhurst Memorial Healthcare Project), Series B,			Revenue Refunding Bonds, (Duke Energy
0.50%, 4/01/09	3,100	3,100,000	Indiana, Inc. Project), VRDN (a):
(Northwest Community Hospital), Series C,			Series A-1, 0.70%, 4/07/09	6,000	6,000,000
0.37%, 4/07/09	5,700	5,700,000	Series A-5, 0.58%, 4/01/09	7,000	7,000,000
(Northwestern Memorial Hospital), Series A-1,			Indiana State Financing Authority, Health System
0.40%, 4/01/09	6,125	6,125,000	Revenue Bonds (Sisters of St. Francis Health
(Northwestern Memorial Hospital), Series B-1,			Service, Inc. Project), VRDN, Series B,
0.50%, 4/07/09	6,950	6,950,000	0.45%, 4/07/09 (a)	3,700	3,700,000
(Northwestern Memorial Hospital), Series B-1,			Indiana State Financing Authority, Lease
0.45%, 4/07/09	12,500	12,500,000	Appropriation Revenue Bonds, VRDN (a):
(Riverside Health System), Series A,			Series A-1, 2%, 4/07/09	62,000	62,000,000
0.47%, 4/07/09 (k)	15,175	15,175,000	Series A-4, 0.75%, 4/07/09	82,000	82,000,000
(Riverside Health System), Series B,			Series A-5, 2.50%, 4/07/09	25,000	25,000,000
0.47%, 4/07/09 (k)	14,950	14,950,000	Indiana State Financing Authority, Revenue Refunding
(Southern Illinois Healthcare Enterprise),			Bonds (Ascension Health), VRDN, Series E-3,
0.47%, 4/07/09	6,780	6,780,000	0.25%, 4/07/09 (a)	7,000	7,000,000
Illinois State, GO, Bank of America Macon Trust,			Indiana University Revenue Bonds, PUTTERS, VRDN,
VRDN, Series L, 0.49%, 4/07/09 (a)(b)	1,750	1,750,000	Series 2494, 0.47%, 4/07/09 (a)(b)	1,115	1,115,000
Illinois State, GO, Eagle Tax-Exempt Trust,			Indianapolis, Indiana, EDR (New Bridges Apartments
VRDN, Series 2008-0021, Class A,			Project), VRDN, 1.05%, 4/07/09 (a)	3,720	3,720,000
1.36%, 4/07/09 (a)(b)(e)(f)	11,260	11,260,000	Portage, Indiana, EDR (Breckenridge Apartments
Illinois State, GO, MERLOTS, VRDN, Series B04,			Project), VRDN, AMT, 0.80%, 4/07/09 (a)	4,650	4,650,000
1.05%, 4/07/09 (a)(b)(e)	8,930	8,930,000	Saint Joseph County, Indiana, Industrial Educational
Illinois State, GO, ROCS, VRDN, Series II-R-12080,			Facilities Revenue Bonds (University of Notre Dame
0.88%, 4/07/09 (a)(b)(e)(f)	9,470	9,470,000	du Lac Project), VRDN, 0.24%, 4/07/09 (a)	6,900	6,900,000
Illinois State Toll Highway Authority, Toll Highway			Whiting, Indiana, Environmental Facilities Revenue
Revenue Refunding Bonds, VRDN, Series B,			Refunding Bonds, VRDN, AMT (a):
1.50%, 4/07/09 (a)(e)	12,235	12,235,000	(Amoco Oil Company Project), 0.29%, 4/01/09	6,085	6,085,000
Illinois State Toll Highway Authority, Toll Highway			(BP Products Project), Series C, 0.29%, 4/01/09	4,900	4,900,000
Senior Priority Revenue Bonds, VRDN, Series A-1,			Whiting, Indiana, Environmental Facilities, TECP,
3%, 4/07/09 (a)	45,700	45,700,000	1.15%, 6/01/09	16,000	16,000,000
University of Illinois, COP (Utility Infrastructure			Whiting, Indiana, Industrial Sewer and Solid
Projects), Refunding, VRDN, 0.60%, 4/07/09 (a)	84,460	84,460,000	Waste Disposal Revenue Refunding Bonds
University of Illinois, University Revenue Refunding			(Amoco Oil Company Project), VRDN, AMT,
Bonds, Eagle Tax-Exempt Trust, VRDN, Series			0.29%, 4/01/09 (a)	10,000	10,000,000
2006-0124, Class A, 0.74%, 4/07/09 (a)(b)(i)	10,000	10,000,000			369,864,519

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND			MARCH 31, 2009		15

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Iowa — 0.7%			Kentucky (concluded)
Clear Lake, Iowa, Development Revenue Bonds			Lexington-Fayette Urban County Airport
(Joe Corbis Pizza Project), VRDN, AMT,			Board, Kentucky, General Airport Revenue
0.69%, 4/07/09 (a)	$3,460	$ 3,460,000	Refunding Bonds, VRDN, AMT, Series A,
Iowa Finance Authority, Health Facilities Revenue			0.75%, 4/01/09 (a)	$ 8,870	$ 8,870,000
Bonds (Central Iowa Health System), VRDN,			Louisville and Jefferson Counties, Kentucky,
Series A1, 0.50%, 4/07/09 (a)(j)	8,970	8,970,000	Metropolitan Government Health System, Revenue
Iowa Finance Authority, Health Facilities Revenue			Refunding Bonds, ROCS, VRDN, Series II-R-662CE,
Refunding Bonds (Iowa Health System),			0.84%, 4/07/09 (a)(b)	16,875	16,875,000
VRDN (a):			Louisville and Jefferson Counties, Kentucky,
Series B, 0.40%, 4/01/09	6,900	6,900,000	Metropolitan Sewer District, Sewer and Drain
Series D, 0.30%, 4/01/09	5,000	5,000,000	System Revenue Bonds, Eagle Tax-Exempt
Iowa Finance Authority, Retirement Community			Trust, VRDN, Series 2006-0053 Class A,
Revenue Bonds (Edgewater — A Wesley Active Life			0.83%, 4/07/09 (a)(b)(c)(e)(f)	14,000	14,000,000
Community), VRDN, Series E,			Louisville and Jefferson Counties, Kentucky, Regional
0.50%, 4/07/09 (a)	10,000	10,000,000	Airport Authority, Special Facilities Revenue Bonds
Iowa Finance Authority, S/F Mortgage			(UPS Worldwide Forwarding, Inc.), VRDN, AMT (a):
Revenue Bonds, VRDN, AMT, Series H,			Series B, 0.75%, 4/01/09	5,900	5,900,000
0.63%, 4/07/09 (a)(h)	23,000	23,000,000	Series C, 0.30%, 4/01/09	7,200	7,200,000
Iowa Higher Education Loan Authority, Education			Public Energy Authority of Kentucky, Inc., Gas Supply
Facilities Revenue Bonds (Saint Ambrose			Revenue Bonds (BP Corporation of North America),
University), VRDN, 0.40%, 4/01/09 (a)	10,000	10,000,000	VRDN, Series A, 0.30%, 4/01/09 (a)	20,548	20,548,000
Louisa County, Iowa, PCR, Refunding (Iowa-			Shelby County, Kentucky, Lease Revenue Bonds,
Illinois Gas and Electric), VRDN, Series A,			VRDN, Series A, 0.40%, 4/01/09 (a)	2,915	2,915,000
0.90%, 4/07/09 (a)	10,000	10,000,000	Trimble County, Kentucky, Association of Counties
		77,330,000	Leasing Trust, Lease Program Revenue Bonds,
			VRDN, Series A, 0.40%, 4/01/09 (a)	5,575	5,575,000
Kansas — 0.6%
Kansas State Department of Transportation,					151,439,121
Highway Revenue Refunding Bonds, VRDN (a):			Louisiana — 1.2%
Series B-2, 2%, 4/07/09	11,400	11,400,000	Ascension Parish, Louisiana, Revenue Bonds
Series C-1, 2.50%, 4/07/09	19,700	19,700,000	(BASF Corporation Project), VRDN, AMT,
Kansas State Development Financing Authority,			1.15%, 4/01/09 (a)	10,100	10,100,000
Revenue Bonds (Sisters of Charity of			Calcasieu Parish, Louisiana, IDB, Environmental
Leavenworth Health System), VRDN, Series C,			Revenue Refunding Bonds (Citgo Petroleum Corp.),
0.50%, 4/01/09 (a)	16,520	16,520,000	VRDN, AMT, 0.30%, 4/01/09 (a)	35,600	35,600,000
Sedgwick and Shawnee Counties, Kansas,			Louisiana Local Government Environmental Facilities
S/F Mortgage Revenue Bonds, FLOATS, VRDN,			and Community Development Authority, Revenue
AMT (a):			Bonds, VRDN, AMT (a):
Series 2480, 0.59%, 4/07/09 (b)(h)(l)(m)	8,190	8,190,000	(BASF Corporation Project), 1.60%, 4/07/09	4,000	4,000,000
Series 2816, 0.59%, 4/07/09	5,510	5,510,000	(Honeywell International Inc. Project),
Sedgwick and Shawnee Counties, Kansas,			0.74%, 4/07/09	6,000	6,000,000
S/F Mortgage Revenue Refunding Bonds, JPMorgan			Louisiana Local Government Environmental Facilities
Securities, Inc., PUTTERS, VRDN, AMT, Series 3206,			and Community Development Authority, Revenue
0.62%, 4/07/09 (a)(h)(l)(m)(o)	8,235	8,235,000	Refunding Bonds (BASF Corporation Project),
		69,555,000	VRDN, Series B, 1.55%, 4/07/09 (a)	7,500	7,500,000
			Louisiana Public Facilities Authority Revenue Bonds,
Kentucky — 1.3%			VRDN (a):
Boyd County, Kentucky, Sewer and Solid Waste			(Air Products and Chemicals Project), AMT,
Revenue Bonds (Air Products and Chemicals			0.67%, 4/07/09	2,850	2,850,000
Project), VRDN, AMT, 0.67%, 4/07/09 (a)	3,775	3,775,000	(Equipment and Capital Facilities Loan Program),
Campbell and Kenton Counties, Kentucky, Sanitation			Series C, 0.79%, 4/07/09	1,150	1,150,000
District Number 1 Revenue Bonds, Municipal			Louisiana State Gas and Fuels Tax Revenue Bonds,
Securities Trust Certificates, VRDN, Series SGA 130,			Eagle Tax-Exempt Trust, VRDN, Class A (a)(b)(e):
0.85%, 4/07/09 (a)(b)(e)	11,000	11,000,000	Series 2006-0129, Class A, 0.89%, 4/07/09 (f)	27,225	27,225,000
Carroll County, Kentucky, TECP, 1.10%, 5/06/09	20,930	20,930,000	Series 2006-137, Class A, 0.99%, 4/07/09	4,020	4,020,000
Kentucky Asset/Liability Commission, General Fund			Louisiana State, GO, Refunding, VRDN, Series A,
Revenue Notes, TRAN, Series A, 3%, 6/25/09	18,100	18,151,121	0.40%, 4/07/09 (a)	8,300	8,300,000
Kentucky Higher Education Student Loan Corporation,			Louisiana State Municipal Natural Gas Purchasing
Student Loan Revenue Refunding Bonds, VRDN,			and Distribution Authority, Gas Revenue
AMT, Senior Series A-1, 0.80%, 4/07/09 (a)	15,700	15,700,000	Bonds, PUTTERS, VRDN, Series 1411Q,
			0.54%, 4/07/09 (a)	12,787	12,787,000

See Notes to Financial Statements.

16	CMA TAX-EXEMPT FUND		MARCH 31, 2009

Schedule of Investments (continued)			Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Louisiana (concluded)			Maryland (concluded)
Saint Bernard Parish, Louisiana, Exempt Facilities			Prince Georges County, Maryland, Revenue Refunding
Revenue Bonds (Exxon Mobil Corporation), VRDN,			Bonds (Collington Episcopal Life Center), VRDN,
AMT, 0.15%, 4/01/09 (a)	$12,000	$ 12,000,000	Series A, 0.48%, 4/07/09 (a)	$6,880	$ 6,880,000
South Louisiana Port Commission, Port Revenue					192,330,000
Refunding Bonds (Occidental Petroleum), VRDN,
0.43%, 4/07/09 (a)	4,400	4,400,000	Massachusetts — 3.2%
			Massachusetts Bay Transportation Authority
		135,932,000	Revenue Bonds, FLOATS, VRDN, Series SG-156,
Maine — 0.1%			0.50%, 4/01/09 (a)(b)(o)	23,000	23,000,000
Maine Health and Higher Educational Facilities			Massachusetts Bay Transportation Authority, Sales
Authority Revenue Bonds, Eclipse Funding Trust,			Tax Revenue Refunding Bonds, VRDN, Senior
Solar Eclipse Certificates, VRDN, Series 2007-0104,			Series A-2, 0.37%, 4/07/09 (a)	17,500	17,500,000
0.44%, 4/07/09 (a)(b)	3,190	3,190,000	Massachusetts State Development Finance
Maine State Housing Authority, Mortgage			Agency Revenue Bonds, Bank of America
Purpose Revenue Bonds, VRDN, AMT, Series H,			Macon Trust, VRDN, Series 2007-344,
0.50%, 4/01/09 (a)	5,500	5,500,000	0.65%, 4/07/09 (a)(b)	92,300	92,300,000
		8,690,000	Massachusetts State Development Finance Agency
			Revenue Bonds (Suffolk University), VRDN, Series A,
Maryland — 1.7%			0.60%, 4/07/09 (a)(j)	13,710	13,710,000
Baltimore County, Maryland, Revenue Refunding			Massachusetts State, GO, RAN:
Bonds (The Paths at Loveton Farms Apartments			Series B, 4%, 4/30/09	10,500	10,515,336
Facility Project), VRDN, 0.62%, 4/07/09 (a)	4,455	4,455,000	Series C, 4%, 5/29/09	10,500	10,530,129
Baltimore, Maryland, Port Facilities Revenue			Massachusetts State, GO, Refunding, VRDN, Series B,
Bonds (Occidental Petroleum), FLOATS, VRDN,			0.52%, 4/07/09 (a)	15,300	15,300,000
0.80%, 4/07/09 (a)(b)	35,700	35,700,000	Massachusetts State Health and Educational
Maryland State Community Development			Facilities Authority Revenue Bonds, VRDN (a):
Administration, Department of Housing and			(Dana-Farber Cancer Institute), Series L-1,
Community Development, Residential			0.30%, 4/07/09	6,800	6,800,000
Revenue Bonds, VRDN, AMT, Series C,			(Dana-Farber Cancer Institute), Series L-2,
0.65%, 4/07/09 (a)	13,630	13,630,000	0.40%, 4/07/09	7,800	7,800,000
Maryland State Community Development			(Harvard Vanguard Medical Associates Project),
Administration, Department of Housing and			Bank of America Macon Trust, Series 2007-310,
Community Development, Revenue Refunding			0.64%, 4/07/09 (b)	7,700	7,700,000
Bonds, FLOATS, VRDN, Series 2997,			ROCS, Series II-R-11577PB, 0.78%, 4/07/09	31,790	31,790,000
0.64%, 4/07/09 (a)(o)	8,475	8,475,000	Massachusetts State Industrial Finance Agency, TECP,
Maryland State Economic Development Corporation			0.65%, 5/11/09	30,000	30,000,000
Revenue Bonds, VRDN, AMT (a):			Massachusetts State, TECP, 1.10%, 4/21/09	10,500	10,500,000
(Bakery de France Facility Project),			Massachusetts State Turnpike Authority, Metropolitan
0.84%, 4/07/09	10,000	10,000,000	Highway System, Revenue Refunding Bonds,
(Linemark Printing, Inc. Project),			Municipal Securities Trust Certificates, VRDN,
0.74%, 4/07/09	3,700	3,700,000	Series SGC 28, Class A, 0.53%, 4/07/09 (a)(d)	6,665	6,665,000
(Pharmaceutics International, Inc. Project),			Massachusetts State Turnpike Authority, Western
Series A, 0.69%, 4/07/09	4,715	4,715,000	Turnpike System Revenue Bonds, Clipper Tax-
Maryland State Economic Development Corporation,			Exempt Certificates Trust, VRDN, Series 2007-48,
Revenue Refunding Bonds (Garrett Community			0.59%, 4/07/09 (a)	15,000	15,000,000
College), VRDN, 0.54%, 4/07/09 (a)	7,005	7,005,000	Massachusetts State Water Resource Authority,
Maryland State Health and Higher Educational			Revenue Refunding Bonds, Eagle Tax-Exempt
Facilities Authority, Revenue Refunding Bonds,			Trust, VRDN, Series 2006-0054 Class A,
VRDN, Series B (a):			0.88%, 4/07/09 (a)(b)(e)	7,495	7,495,000
(Johns Hopkins University), 0.24%, 4/07/09	14,765	14,765,000	University of Massachusetts Building Authority
(University of Maryland Medical System),			Revenue Bonds, VRDN, Senior Series A,
0.55%, 4/07/09	7,200	7,200,000	0.35%, 4/07/09 (a)(n)	16,080	16,080,000
Maryland State Health and Higher Educational			University of Massachusetts Building Authority,
Facilities Authority, TECP, 0.60%, 5/01/09	59,225	59,225,000	Revenue Refunding Bonds, VRDN (a):
Maryland State Stadium Authority, Lease Revenue			Senior Series 3, 0.48%, 4/07/09	19,815	19,815,000
Refunding Bonds (Baltimore Convention Center),			Senior Series 4, 0.48%, 4/07/09	14,940	14,940,000
VRDN, AMT, 0.43%, 4/07/09 (a)	3,175	3,175,000
Montgomery County, Maryland, EDR (Riderwood					357,440,465
Village Inc. Project), Refunding, VRDN,
0.53%, 4/07/09 (a)	13,405	13,405,000

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND			MARCH 31, 2009		17

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Michigan — 3.0%			Minnesota (concluded)
Detroit, Michigan, City School District, GO, Refunding,			Minnesota State, GO, JPMorgan Securities,
Bank of America Macon Trust, VRDN, Series J,			Inc., PUTTERS, VRDN, Series 3265,
0.89%, 4/07/09 (a)(b)(e)	$5,100	$ 5,100,000	0.47%, 4/07/09 (a)(o)	$ 5,000	$5,000,000
Detroit, Michigan, City School District, GO, VRDN,			Minnesota State, GO, ROCS, VRDN,
Series A, 0.89%, 4/07/09 (a)(e)	4,615	4,615,000	Series II-R-11538PB, 0.71%, 4/07/09 (a)	10,520	10,520,000
Detroit, Michigan, Sewage Disposal Revenue			Minnesota State, HFA, Residential Housing Finance
Refunding Bonds, Senior Lien, VRDN, Series C-1,			Revenue Refunding Bonds, VRDN, AMT, Series C,
5%, 4/07/09 (a)(e)	19,700	19,700,000	0.60%, 4/07/09 (a)	7,500	7,500,000
Detroit, Michigan, Water Supply System, Revenue			Rochester, Minnesota, Healthcare Facilities, TECP:
Refunding Bonds, ROCS, VRDN, Series II-R-665PB,			0.65%, 4/06/09	82,500	82,500,000
0.94%, 4/07/09 (a)(b)(c)(e)	20,765	20,765,000	0.65%, 4/07/09	25,750	25,750,000
Kalamazoo, Michigan, Hospital Finance Authority,			Saint Cloud, Minnesota, Health Care Revenue
Hospital Facility Revenue Refunding Bonds			Bonds (CentraCare Health System Project), VRDN,
(Bronson Methodist Hospital), VRDN, Series A,			Series A, 0.48%, 4/07/09 (a)(j)	7,780	7,780,000
0.50%, 4/07/09 (a)	5,000	5,000,000			153,100,000
Michigan Higher Education Student Loan Authority,
Revenue Refunding Bonds, RBC Municipal			Mississippi — 0.8%
Products, Inc., FLOATS, VRDN, AMT, Series L-24,			Mississippi Business Finance Corporation, Gulf
0.69%, 4/07/09 (a)(b)	44,945	44,945,000	Opportunity Zone, IDR (Chevron U.S.A. Inc. Project),
Michigan Municipal Bond Authority Revenue Notes,			VRDN, Series E, 0.24%, 4/01/09 (a)	7,900	7,900,000
Series A-1, 3%, 8/20/09	28,600	28,749,986	Mississippi Business Finance Corporation Revenue
Michigan State Building Authority, Revenue			Bonds (Mississippi Power Company), AMT,
Refunding Bonds, Eagle Tax-Exempt Trust,			0.45%, 4/01/09 (a)	4,100	4,100,000
VRDN, Series 2006-156, Class A,			Mississippi Business Finance Corporation, Solid
1.64%, 4/07/09 (a)(b)(e)(f)(o)	7,100	7,100,000	Waste Disposal Revenue Refunding Bonds
Michigan State, HDA, Rental Housing Revenue			(Mississippi Power Company Project), VRDN, AMT,
Refunding Bonds, VRDN, AMT, Series A,			0.33%, 4/01/09 (a)	12,600	12,600,000
0.75%, 4/01/09 (a)	39,000	39,000,000	Mississippi Development Bank, Special Obligation
Michigan State Hospital Finance Authority, Revenue			Revenue Bonds (Municipal Gas Authority of
Refunding Bonds (McLaren Health Care), VRDN,			Mississippi — Natural Gas Supply Project), VRDN,
Series B (a):			0.55%, 4/07/09 (a)	49,655	49,655,000
0.45%, 4/07/09	4,720	4,720,000	Mississippi Development Bank, Special Obligation
0.45%, 4/07/09	12,300	12,300,000	Revenue Refunding Bonds (Walnut Grove
Michigan State Strategic Fund, Limited Obligation			Youth Facility Project), VRDN, Series A,
Revenue Bonds (Livonia Tool Inc. Project), VRDN,			0.55%, 4/07/09 (a)	8,000	8,000,000
AMT, 0.90%, 4/07/09 (a)	500	500,000	Mississippi Hospital Equipment and Facilities
Michigan State University, General Revenue Bonds,			Authority, Revenue Refunding Bonds (North
VRDN, 0.40%, 4/07/09 (a)	37,765	37,765,000	Mississippi Health Services), VRDN (a):
Michigan State University, General Revenue Refunding			Series 1, 0.40%, 4/07/09	4,524	4,524,000
Bonds, VRDN, Series A, 0.40%, 4/07/09 (a)	7,135	7,135,000	Series 2, 0.40%, 4/07/09	9,725	9,725,000
Oakland University, Michigan, Revenue Refunding					96,504,000
Bonds, VRDN, 1.25%, 4/07/09 (a)	8,000	8,000,000	Missouri — 0.7%
University of Michigan, University Hospital Revenue			Kansas, City, Missouri, IDA, Revenue Bonds
Bonds, VRDN, Series A, 0.33%, 4/07/09 (a)	61,000	61,000,000	(Downtown Redevelopment District Project), VRDN,
University of Michigan, University Hospital			Series B, 0.50%, 4/07/09 (a)	11,820	11,820,000
Revenue Refunding Bonds, VRDN, Series B,			Missouri Joint Municipal Electric Utility Commission,
0.20%, 4/07/09 (a)	12,000	12,000,000	Power Project Revenue Bonds, ROCS, VRDN,
Wayne County, Michigan, Airport Authority, Revenue			Series II-R-620PB, 0.94%, 4/07/09 (a)(b)(c)(d)	5,720	5,720,000
Refunding Bonds, VRDN, AMT, Series C1,			Missouri State Health and Educational Facilities
0.48%, 4/07/09 (a)	25,685	25,685,000	Authority, Health Facilities Revenue Refunding
		344,079,986	Bonds, VRDN (a):
Minnesota — 1.3%			(Saint Luke’s Health System), Series A,
Minneapolis, Minnesota, Health Care System Revenue			0.44%, 4/07/09	8,325	8,325,000
Bonds (Fairview Health Services Project), VRDN (a):			(Sisters of Mercy Health System), Series A,
Series D, 0.38%, 4/07/09	2,300	2,300,000	0.50%, 4/01/09	7,300	7,300,000
Series E, 0.25%, 4/07/09	6,500	6,500,000	(Sisters of Mercy Health System), Series C,
Minnesota Agriculture and Economic Development			0.45%, 4/07/09	8,925	8,925,000
Board, Revenue Refunding Bonds (Essentia Health),			(Sisters of Mercy Health System), Series D-3,
VRDN, Series C-4B, 0.35%, 4/01/09 (a)(j)	5,250	5,250,000	2.75%, 4/07/09 (f)	1,315	1,315,000

See Notes to Financial Statements.

18	CMA TAX-EXEMPT FUND		MARCH 31, 2009

Schedule of Investments (continued)			Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Missouri (concluded)			New Hampshire — 0.2%
Missouri State Health and Educational Facilities			New Hampshire Health and Education Facilities
Authority Revenue Bonds (Ascension Health),			Authority Revenue Bonds, Eclipse Funding Trust,
VRDN, Series C-2, 0.73%, 4/07/09 (a)	$ 17,000	$ 17,000,000	Solar Eclipse Certificates, VRDN, Series 2007-0018,
Missouri-Illinois Bi-State Development Agency,			0.44%, 4/07/09 (a)(b)(d)	$10,470	$ 10,470,000
Subordinate Mass Transit Revenue Bonds			New Hampshire Health and Education Facilities
(Metrolink Cross County Extension Project), VRDN,			Authority Revenue Bonds (River College), VRDN,
Series A, 0.45%, 4/07/09 (a)	3,160	3,160,000	0.50%, 4/07/09 (a)	6,745	6,745,000
Palmyra, Missouri, IDA, Solid Waste Disposal Revenue					17,215,000
Bonds (BASF Corporation Project), VRDN, AMT,
1.60%, 4/07/09 (a)	6,000	6,000,000	New Jersey — 0.6%
Saint Louis, Missouri, General Fund, TRAN,			New Jersey EDA, TECP, 2.50%, 4/07/09	17,000	17,000,000
3.25%, 6/30/09	5,300	5,319,213	New Jersey State Housing and Mortgage Finance
			Agency, S/F Housing Revenue Refunding Bonds,
		74,884,213	VRDN, AMT, Series O, 1.65%, 4/07/09 (a)	20,000	20,000,000
Multi-State — 0.2%			New Jersey State Transportation Trust Fund
Multi-State Revenue Bonds, BB&T Municipal			Revenue Bonds, Deutsche Bank SPEARS/LIFERS
Trust, FLOATS, VRDN, Series 5001,			Trust, SPEARS, VRDN, AMT, Series DB-452,
0.69%, 4/07/09 (a)(o)	15,000	15,000,000	0.48%, 4/07/09 (a)(b)(e)	2,595	2,595,000
Multi-State Revenue Bonds, Clipper Tax-Exempt			New Jersey State Turnpike Authority, Turnpike Revenue
Certificates Trust, VRDN, AMT, Series 2007-19,			Bonds, VRDN, Series C-1, 2.25%, 4/07/09 (a)(e)	15,000	15,000,000
0.69%, 4/07/09 (a)(b)(o)	3,187	3,187,000	Readington Township, New Jersey, GO, BAN,
		18,187,000	1.50%, 2/04/10	15,000	15,096,058
Nebraska — 1.3%					69,691,058
American Public Energy Agency, Nebraska, Gas			New Mexico — 0.5%
Supply Revenue Bonds, VRDN (a):			New Mexico Mortgage Finance Authority, S/F Mortgage
(National Public Gas Agency Project), Series B,			Program, Revenue Refunding Bonds, VRDN, AMT,
0.35%, 4/07/09	49,000	49,000,000	Series 1, 1.03%, 4/07/09 (a)	31,191	31,190,685
Series A, 0.55%, 4/07/09	40,063	40,063,000	New Mexico State Hospital Equipment Loan Council,
Lincoln, Nebraska, Electric System Revenue			Hospital Revenue Refunding Bonds (Presbyterian
Bonds, FLOATS, VRDN, Series 2900,			Healthcare Services), VRDN, Series D,
0.54%, 4/07/09 (a)	16,000	16,000,000	0.40%, 4/07/09 (a)	10,700	10,700,000
Omaha, Nebraska, Public Power District Revenue			Rio Rancho, New Mexico, Water and Waste Water
Bonds, Eclipse Funding Trust, Solar Eclipse			Revenue Bonds, Eclipse Funding Trust, Solar
Certificates, VRDN, Series 2006-0025,			Eclipse Certificates, VRDN, Series 2006-0019,
0.44%, 4/07/09 (a)(b)	5,830	5,830,000	0.44%, 4/07/09 (a)(b)	14,505	14,505,000
Public Power Generation Agency, Nebraska, Revenue					56,395,685
Bonds, Eagle Tax-Exempt Trust, VRDN, Series A,
0.79%, 4/07/09 (a)(c)(d)(j)	11,000	11,000,000	New York — 7.0%
Public Power Generation Agency, Nebraska, Revenue			Albany, New York, City School District, GO, BAN,
Bonds, ROCS, VRDN, Series II-R-11019PB,			Series A, 3%, 6/26/09	32,665	32,757,516
0.94%, 4/07/09 (a)(c)(d)	26,215	26,215,000	Babylon, New York, IDA Residential Recovery Revenue
			Refunding Bonds (Ogden Martin Project), VRDN,
		148,108,000	2.90%, 4/07/09 (a)(e)	6,290	6,290,000
Nevada — 0.8%			Eagle Tax-Exempt Trust, Hudson Yards Infrastructure
Clark County, Nevada, Airport System Revenue Bonds,			Corporation, New York, Revenue Bonds,
VRDN, AMT, 3%, 4/07/09 (a)	36,600	36,695,374	VRDN, Series 2007-0030, Class A,
Clark County, Nevada, Airport System Revenue			0.87%, 4/07/09 (a)(b)(e)(f)	44,115	44,115,000
Refunding Bonds, Sub-Lien, VRDN, Series D-1,			Jefferson County, New York, TECP, 0.95%, 4/06/09	35,000	35,000,000
0.50%, 4/07/09 (a)	6,600	6,600,000	New York City, New York, City Housing Development
Reno, Nevada, Sales Tax Revenue Refunding Bonds			Corporation, M/F Housing Revenue Bonds, VRDN,
(Reno Transportation Rail Access Corridor Project),			AMT, Series J-1, 0.50%, 4/07/09 (a)	81,960	81,960,000
Senior Lien, VRDN, 0.25%, 4/01/09 (a)	47,300	47,300,000	New York City, New York, City Housing Development
Truckee Meadows, Nevada, Water Authority, Water			Corporation, M/F Mortgage Revenue
Revenue Refunding Bonds, FLOATS, VRDN,			Bonds (Beekman Tower), VRDN, Series A,
Series 51TP, 0.49%, 4/07/09 (a)(b)(e)	5,895	5,895,000	3%, 4/07/09 (a)	24,300	24,300,000
		96,490,374	New York City, New York, City Housing Development
			Corporation, M/F Mortgage Revenue Refunding
			Bonds (The Crest Project), VRDN, Series A,
			0.50%, 4/07/09 (a)	2,700	2,700,000

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND			MARCH 31, 2009		19

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

New York (continued)			New York (concluded)
New York City, New York, City Housing Development			New York State, HFA, Revenue Bonds, VRDN, AMT,
Corporation, M/F Rental Housing Revenue Bonds			Series A (a):
(Brittany Development), VRDN, AMT, Series A,			(42nd & 10th Project), 0.60%, 4/07/09	$ 29,500	$29,500,000
0.45%, 4/07/09 (a)(h)	$13,000	$13,000,000	(Worth Street Project), 0.45%, 4/07/09 (h)	11,800	11,800,000
New York City, New York, City IDA, Civic Facility			New York State, HFA, Service Contract
Revenue Bonds (New York Law School Project),			Revenue Refunding Bonds, VRDN, Series G,
VRDN, Series A, 0.40%, 4/07/09 (a)	13,300	13,300,000	0.45%, 4/07/09 (a)	10,900	10,900,000
New York City, New York, City IDA, Liberty Revenue			New York State Mortgage Agency, Homeowner
Bonds, VRDN (a):			Mortgage Revenue Bonds, VRDN, AMT (a):
(FC Hanson Office Associates LLC Project),			37th Series, 1.50%, 4/07/09	15,200	15,200,000
0.45%, 4/07/09	25,000	25,000,000	Series 144, 1.55%, 4/01/09	11,500	11,500,000
(One Bryant Park LLC Project), Series B,			New York State Urban Development Corporation,
0.30%, 4/01/09	9,600	9,600,000	Service Contract Revenue Refunding Bonds, VRDN,
New York City, New York, City Municipal Water Finance			Series A-5, 0.30%, 4/07/09 (a)	11,800	11,800,000
Authority, TECP, 0.60%, 4/02/09	50,000	50,000,000	Port Authority of New York and New Jersey,
New York City, New York, City Municipal Water Finance			Consolidated Revenue Bonds, JPMorgan
Authority, Water and Sewer System, Revenue			Securities, Inc., PUTTERS, VRDN, AMT, Series 3192,
Refunding Bonds, FLOATS, VRDN, Series 1105,			0.60%, 4/07/09 (a)(o)	25,325	25,325,000
0.59%, 4/07/09 (a)(e)	3,665	3,665,000	Port Authority of New York and New Jersey, Special
New York City, New York, City Municipal Water Finance			Obligation Revenue Refunding Bonds (Versatile
Authority, Water and Sewer System, Second General			Structure Obligation), VRDN, AMT, Series 6,
Resolution Revenue Refunding Bonds, VRDN,			0.45%, 4/01/09 (a)	9,600	9,600,000
Series AA-2, 1%, 4/01/09 (a)	4,000	4,000,000	Syracuse, New York, IDA, Civic Facility Revenue
New York City, New York, City Transitional Finance			Bonds (Syracuse University), VRDN, Series A,
Authority, Future Tax Secured Revenue Bonds, VRDN,			0.40%, 4/07/09 (a)	5,400	5,400,000
Series A-1, 0.55%, 4/07/09 (a)	15,780	15,780,000	Triborough Bridge and Tunnel Authority, New York,
New York City, New York, City Transitional Finance			General Revenue Bonds, VRDN, Series B,
Authority Revenue Bonds (New York City			1.40%, 4/07/09 (a)	18,145	18,145,000
Recovery), VRDN, Series 3, Sub-Series 3-G,					792,472,516
0.27%, 4/07/09 (a)	18,465	18,465,000
New York City, New York, City Transitional Finance			North Carolina — 4.9%
Authority Revenue Refunding Bonds, VRDN,			Beaufort County, South Carolina, GO, BAN,
Sub-Series C-3, 1.10%, 4/07/09 (a)	13,545	13,545,000	1.75%, 3/10/10	28,755	29,059,340
New York City, New York, City Transitional Finance			Charlotte-Mecklenburg Hospital Authority, North
Authority, Special Tax Revenue Refunding Bonds,			Carolina, Health Care System Revenue Refunding
VRDN, Series C, 0.27%, 4/07/09 (a)	8,100	8,100,000	Bonds (Carolinas Healthcare System), VRDN,
New York City, New York, GO, ROCS, VRDN,			Series D, 0.30%, 4/01/09 (a)	5,730	5,730,000
Series II-R-251A, 1.43%, 4/07/09 (a)(b)	25,000	25,000,000	Charlotte, North Carolina, Airport Revenue Refunding
New York City, New York, GO, Refunding, VRDN (a):			Bonds (Charlotte Douglas International Airport
Sub-Series E-3, 0.25%, 4/01/09	19,300	19,300,000	Project), VRDN, Series D, 0.55%, 4/07/09 (a)	4,700	4,700,000
Sub-Series J-9, 0.36%, 4/07/09	25,000	25,000,000	Charlotte, North Carolina, Housing Authority,
New York City, New York, GO, VRDN (a):			M/F Housing Revenue Bonds, VRDN (a):
Series F-4, 0.40%, 4/07/09	16,840	16,840,000	(Oak Park Project), 0.47%, 4/07/09	7,625	7,625,000
Series F-6, 0.40%, 4/07/09	27,425	27,425,000	(StoneHaven East Project), 0.47%, 4/07/09	5,695	5,695,000
Sub-Series H-3, 0.31%, 4/07/09	3,800	3,800,000	Charlotte, North Carolina, TECP, 0.65%, 5/06/09	5,000	5,000,000
Sub-Series I-4, 0.37%, 4/07/09	10,550	10,550,000	Martin County, North Carolina, Industrial Facilities
Sub-Series L-5, 0.90%, 4/01/09	30,000	30,000,000	and Pollution Control Financing Authority,
New York State Dormitory Authority, Mental Health			IDR (Penco Products Project), VRDN, AMT,
Services Revenue Bonds, VRDN, Sub-Series D-2F,			0.90%, 4/07/09 (a)	9,000	9,000,000
0.40%, 4/07/09 (a)	22,970	22,970,000	Mecklenburg County, North Carolina, COP, VRDN,
New York State Dormitory Authority, Non-State			0.48%, 4/07/09 (a)	29,360	29,360,000
Supported Debt Revenue Bonds (Rochester			North Carolina Capital Facilities Finance Agency
Friendly Home), VRDN, 0.53%, 4/07/09 (a)	8,545	8,545,000	Revenue Bonds (Aquarium Society Project), VRDN,
New York State Dormitory Authority, State Supported			0.55%, 4/07/09 (a)	14,020	14,020,000
Debt Revenue Bonds (Mental Health Services			North Carolina Capital Facilities Finance
Facilities), VRDN, 0.50%, 4/01/09 (a)	49,495	49,495,000	Agency, Revenue Refunding Bonds, JPMorgan
New York State, HFA, Housing Revenue Bonds			Securities, Inc., PUTTERS, VRDN, Series 3248,
(363 West 30th Street), VRDN, AMT, Series A,			0.47%, 4/07/09 (a)(o)	5,545	5,545,000
0.47%, 4/07/09 (a)(m)	2,800	2,800,000

See Notes to Financial Statements.

20	CMA TAX-EXEMPT FUND		MARCH 31, 2009

Schedule of Investments (continued)			Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

North Carolina (continued)			North Carolina (concluded)
North Carolina Capital Facilities Finance Agency,			Raleigh, North Carolina, COP:
Solid Waste Disposal, Revenue Refunding Bonds			(Downtown Improvement Project), VRDN,
(Duke Energy Carolinas LLC), VRDN, AMT (a):			Series B, 0.42%, 4/07/09 (a)	$11,000	$ 11,000,000
Series A, 0.48%, 4/07/09	$11,000	$ 11,000,000	(Governmental Facilities Project), 3%, 4/07/09	3,500	3,538,456
Series B, 0.48%, 4/07/09	6,000	6,000,000	Raleigh, North Carolina, Combined Enterprise System
North Carolina Educational Facilities Finance			Revenue Bonds, ROCS, VRDN, Series II-R-645,
Agency Revenue Bonds (Duke University Project),			0.60%, 4/07/09 (a)(b)	6,400	6,400,000
VRDN (a):			University of North Carolina at Chapel Hill, Hospital
Series A, 0.20%, 4/07/09	8,350	8,350,000	Revenue Refunding Bonds, VRDN, Series A,
Series A, 0.20%, 4/07/09	13,700	13,700,000	0.25%, 4/07/09 (a)	6,300	6,300,000
Series B, 0.20%, 4/07/09	11,100	11,100,000	University of North Carolina, University
North Carolina HFA, Home Ownership Revenue			Revenue Refunding Bonds, VRDN, Series B,
Bonds, VRDN, AMT (a):			0.20%, 4/07/09 (a)	4,185	4,185,000
MERLOTS, Series 12-B, 0.65%, 4/07/09 (b)(o)	3,015	3,015,000	Wake County, North Carolina, GO:
Series 17-C, 0.58%, 4/07/09	3,600	3,600,000	BAN, 3.50%, 10/15/09	6,000	6,057,606
Series 18-C, 0.58%, 4/07/09	3,000	3,000,000	VRDN, Series A, 0.44%, 4/07/09 (a)	39,350	39,350,000
North Carolina Medical Care Commission, Health			Wake County, North Carolina, Industrial Facilities and
Care Facilities Revenue Bonds (Novant Health			Pollution Control Financing Authority Revenue
Group), VRDN, Series B, 0.70%, 4/07/09 (a)	8,300	8,300,000	Bonds (Solid Waste Disposal-Highway 55), VRDN,
North Carolina Medical Care Commission, Health			AMT, 0.67%, 4/07/09 (a)	2,300	2,300,000
Care Facilities Revenue Bonds (Novant Health Inc.),			Winston-Salem, North Carolina, COP, VRDN, Series C,
VRDN, Series A, 0.40%, 4/07/09 (a)	59,750	59,750,000	1.10%, 4/07/09 (a)	10,000	10,000,000
North Carolina Medical Care Commission, Health			Winston-Salem, North Carolina, Water and Sewer
Care Facilities, Revenue Refunding Bonds,			System, Revenue Refunding Bonds, VRDN, Series C,
VRDN (a):			2%, 4/07/09 (a)	22,965	22,965,000
ROCS, Series II-R-10313, 0.79%, 4/07/09 (b)	45,500	45,500,000			559,315,402
(University Health Systems of Eastern Carolina
Project), Series A1, 0.50%, 4/07/09	7,600	7,600,000	North Dakota — 0.1%
(University Health Systems of Eastern Carolina			Cass County, North Dakota, Health Facilities Revenue
Project), Series B1, 0.43%, 4/07/09	4,900	4,900,000	Bonds (Essentia Health — Saint Mary’s Duluth
North Carolina Medical Care Commission, Hospital			Clinic), VRDN, Series A-1, 0.45%, 4/07/09 (a)(j)	10,185	10,185,000
Revenue Bonds, VRDN (a):			Ohio — 2.1%
(Duke University Hospital Project), Series B,			Avon, Ohio, GO, BAN, 2.35%, 5/14/09	5,600	5,602,348
0.47%, 4/07/09	2,250	2,250,000	Beachwood, Ohio, GO, BAN, 2.25%, 12/03/09	1,000	1,003,657
(Moses H. Cone Memorial Health System),			Canfield, Ohio, Local School District, GO, BAN,
Series A, 0.52%, 4/07/09	39,450	39,450,000	2.50%, 9/17/09	4,730	4,743,387
(Moses H. Cone Memorial Health System),			Clark County, Ohio, GO, BAN, 2%, 5/06/09	1,275	1,275,246
Series B, 0.52%, 4/07/09	32,300	32,300,000	Cuyahoga County, Ohio, GO, BAN, 2.50%, 12/23/09	15,000	15,157,347
(Transylvania Regional Hospital), 0.47%, 4/07/09	13,240	13,240,000	Cuyahoga Falls, Ohio, GO, Limited Tax Various Purpose
North Carolina Medical Care Commission, Hospital			Notes, 2.75%, 12/09/09	1,750	1,765,539
Revenue Refunding Bonds, VRDN (a):			Cuyahoga, Ohio, Community College, TAN, Refunding,
(Duke University Hospital Project),			Series B, 2.50%, 7/01/09	5,000	5,015,701
0.47%, 4/07/09	22,850	22,850,000	Erie County, Ohio, Hospital Facilities Revenue
(North Carolina Baptist Hospital Project),			Bonds, FLOATS, VRDN, Series 2801,
Series B, 0.56%, 4/07/09	4,800	4,800,000	0.54%, 4/07/09 (a)	5,875	5,875,000
(North Carolina Baptist Hospital Project),			Franklin County, Ohio, Hospital Revenue Refunding
Series C, 0.56%, 4/07/09	7,400	7,400,000	Bonds (Nationwide Children’s Hospital), VRDN,
North Carolina Medical Care Commission, Retirement			Series F, 0.47%, 4/07/09 (a)	4,600	4,600,000
Facilities Revenue Refunding Bonds (Aldersgate			Lancaster Port Authority, Ohio, Gas Revenue Bonds,
Project), VRDN, 0.45%, 4/07/09 (a)	1,280	1,280,000	VRDN, 0.46%, 4/07/09 (a)	16,865	16,865,000
North Carolina State Educational Assistance			Muskingum County, Ohio, Sewer District
Authority, Revenue Refunding Bonds (Guaranteed			Improvements, GO, BAN, 2.125%, 9/24/09	1,900	1,905,728
Student Loan), VRDN, AMT, Series A-2,			Ohio State Air Quality Development Authority, Revenue
0.57%, 4/07/09 (a)	14,000	14,000,000	Refunding Bonds, VRDN (a):
North Carolina State, GO, VRDN, Series F,			(Cincinnati Gas and Electric), Series A,
0.29%, 4/07/09 (a)	7,200	7,200,000	0.75%, 4/07/09	7,900	7,900,000
North Carolina, Revenue Bonds, BB&T			(Cincinnati Gas and Electric), Series B,
Municipal Trust, FLOATS, VRDN, Series 1011,			2.50%, 4/07/09	16,300	16,300,000
0.54%, 4/07/09 (a)(b)	900	900,000	(FirstEnergy Nuclear Generation Corporation
			Project), Series A, 0.65%, 4/07/09	32,000	32,000,000

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND			MARCH 31, 2009		21

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Ohio (concluded)			Pennsylvania (concluded)
Ohio State, GO, Common Schools, VRDN (a):			Delaware River Joint Toll Bridge Commission of
Series A, 0.20%, 4/07/09	$21,425	$ 21,425,000	New Jersey and Pennsylvania, Bridge Revenue
Series B, 0.20%, 4/07/09	29,610	29,610,000	Bonds, VRDN, Series B-2, 2%, 4/07/09 (a)	$ 23,000	$ 23,000,000
Ohio State, GO, Refunding, VRDN, Series D,			Emmaus, Pennsylvania, General Authority Revenue
0.29%, 4/07/09 (a)	10,200	10,200,000	Bonds, VRDN, Series A, 0.47%, 4/07/09 (a)	121,500	121,500,000
Ohio State Higher Educational Facilities Commission,			Lancaster County, Pennsylvania, Hospital Authority,
Revenue Refunding Bonds (Cleveland Clinic Health			Revenue Refunding Bonds (Masonic Homes
System), VRDN, Series B-1, 0.30%, 4/01/09 (a)	12,100	12,100,000	Project), VRDN, Series A, 0.35%, 4/01/09 (a)	10,000	10,000,000
Ohio State Water Development Authority, Pollution			Lehigh County, Pennsylvania, General Purpose
Control Facilities, Revenue Refunding			Authority, Hospital Revenue Refunding Bonds
Bonds (FirstEnergy Nuclear Generation			(Lehigh Valley Health Network Project), VRDN,
Corporation Project), VRDN, AMT, Series A,			Series B, 0.35%, 4/01/09 (a)(j)	87,790	87,790,000
0.57%, 4/07/09 (a)	30,000	30,000,000	Pennsylvania HFA, S/F Mortgage Revenue
Princeton, Ohio, City School District, GO, Municipal			Refunding Bonds, VRDN, AMT, Series 99C,
Securities Trust Certificates, VRDN, Series SGB			2.75%, 4/07/09 (a)	5,100	5,100,000
50-A, 0.54%, 4/07/09 (a)(b)(i)	2,370	2,370,000	Pennsylvania State, GO, Clipper Tax-Exempt
Solon, Ohio, GO, BAN, 2.75%, 11/19/09	5,700	5,735,731	Certificates Trust, VRDN, Series 2007-30,
Strongsville, Ohio, GO, BAN, Series 2,			0.64%, 4/07/09 (a)	25,000	25,000,000
3.25%, 5/14/09	2,750	2,751,482	Pennsylvania State Turnpike Commission, Turnpike
Union County, Ohio, GO, BAN, 2.375%, 12/09/09	1,000	1,003,573	Revenue Refunding Bonds, VRDN (a):
Wood County, Ohio, IDR (GHT Property Management			Series A-1, 0.50%, 4/07/09	36,765	36,765,000
LLC Project), VRDN, AMT, 1.35%, 4/07/09 (a)	1,135	1,135,000	Series A-2, 0.45%, 4/07/09	19,015	19,015,000
		236,339,739	Series A-2, 0.50%, 4/07/09	26,000	26,000,000
Oklahoma — 0.6%			Series A-3, 0.50%, 4/07/09	10,000	10,000,000
Oklahoma State Capitol Improvement Authority,			Series B, 1.75%, 4/07/09	9,030	9,030,000
State Facilities Revenue Bonds (Higher Education			Series U, 2.25%, 4/07/09	39,415	39,415,000
Projects), VRDN, Series D-3, 0.25%, 4/01/09 (a)	3,060	3,060,000	Philadelphia, Pennsylvania, Authority for IDR,
Oklahoma State Development Finance Authority			Refunding, VRDN, Series B, 0.40%, 4/07/09 (a)	33,000	33,000,000
Revenue Bonds (ConocoPhillips Company Project),			Philadelphia, Pennsylvania, GO, TRAN, Series A,
VRDN, AMT (a):			3.50%, 6/30/09	17,000	17,063,092
0.55%, 4/07/09	5,000	5,000,000	Philadelphia, Pennsylvania, Hospitals and Higher
Series B, 0.55%, 4/07/09	2,500	2,500,000	Education Facilities Authority, Hospital Revenue
Oklahoma State Turnpike Authority, Second Senior			Refunding Bonds (Children’s Hospital Project),
Revenue Refunding Bonds, VRDN (a):			VRDN, Series A, 0.35%, 4/01/09 (a)	4,750	4,750,000
Series B, 0.22%, 4/01/09	6,500	6,500,000	Saint Mary Hospital Authority of Bucks County,
Series C, 0.40%, 4/07/09	6,300	6,300,000	Pennsylvania, Revenue Bonds (Catholic Health
Series D, 0.43%, 4/07/09	12,650	12,650,000	Initiatives), VRDN, Series C, 0.32%, 4/07/09 (a)	30,000	30,000,000
Series E, 0.40%, 4/01/09	10,000	10,000,000	Southcentral General Authority, Pennsylvania, Revenue
Series F, 0.40%, 4/01/09	25,000	25,000,000	Refunding Bonds (Wellspan Health Obligated Group
			Project), VRDN, Series C, 0.55%, 4/07/09 (a)	5,800	5,800,000
		71,010,000
					527,313,092
Oregon — 0.4%
Clackamas County, Oregon, Hospital Facility			Puerto Rico — 0.5%
Authority Revenue Bonds (Legacy Health System),			Puerto Rico Sales Tax Financing Corporation, Sales
VRDN (a):			Tax Revenue Refunding Bonds, FLOATS, VRDN (a):
0.57%, 4/07/09	8,580	8,580,000	Series 2653, 0.69%, 4/07/09	11,250	11,250,000
Series C, 0.41%, 4/07/09	4,800	4,800,000	Series 2936, 0.69%, 4/07/09 (o)	47,490	47,490,000
Medford, Oregon, Hospital Facilities Authority					58,740,000
Revenue Bonds (Rogue Valley Manor Project),
			Rhode Island — 0.6%
VRDN, 0.50%, 4/01/09 (a)	17,200	17,200,000
Oregon State Facilities Authority Revenue			Narragansett Bay Commission, Rhode Island,
Bonds (PeaceHealth), VRDN, Series B,			Wastewater System Revenue Bonds, ROCS, VRDN,
0.35%, 4/07/09 (a)	12,825	12,825,000	Series II-R-780PB, 0.94%, 4/07/09 (a)(b)(c)(i)	13,860	13,860,000
			Rhode Island Housing and Mortgage Finance
		43,405,000	Corporation, M/F Mortgage Revenue Bonds
Pennsylvania — 4.6%			(Groves at Johnston Project), VRDN, AMT,
Allegheny County, Pennsylvania, Hospital Development			0.65%, 4/07/09 (a)	17,500	17,500,000
Authority Revenue Bonds, PUTTERS, VRDN,			Rhode Island State and Providence Plantations, GO,
Series 2327, 0.54%, 4/07/09 (a)(b)	5,885	5,885,000	TAN, 3.50%, 6/30/09	37,000	37,118,819
Delaware County, Pennsylvania, Authority, College					68,478,819
Revenue Bonds (Haverford College), VRDN,
0.20%, 4/07/09 (a)	18,200	18,200,000

See Notes to Financial Statements.

22	CMA TAX-EXEMPT FUND		MARCH 31, 2009

Schedule of Investments (continued)			Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

South Carolina — 1.9%			Tennessee (concluded)
Berkeley County, South Carolina, Exempt			Metropolitan Government of Nashville and Davidson
Facilities, Industrial Revenue Bonds (Amoco			County, Tennessee, IDB, Revenue Bonds (Nashville
Chemical Company Project), VRDN, AMT,			Symphony Hall Project), VRDN, Series A,
0.29%, 4/01/09 (a)	$4,600	$ 4,600,000	0.55%, 4/07/09 (a)	$13,038	$ 13,038,000
Florence County, South Carolina, Solid Waste			Montgomery County, Tennessee, Public Building
Disposal and Wastewater Treatment Revenue Bonds			Authority, Pooled Financing Revenue Bonds
(Roche Carolina Inc. Project), VRDN, AMT (a):			(Tennessee County Loan Pool), VRDN,
0.34%, 4/01/09	29,550	29,550,000	0.55%, 4/07/09 (a)	2,095	2,095,000
0.34%, 4/01/09	9,580	9,580,000	Municipal Energy Acquisition Corporation, Tennessee,
Greenville Hospital System, South Carolina, Hospital			Gas Revenue Bonds, PUTTERS, VRDN, Series 1578,
Facilities Revenue Refunding Bonds, VRDN,			0.54%, 4/07/09 (a)(b)	48,635	48,635,000
Series C, 0.55%, 4/07/09 (a)	4,500	4,500,000	Shelby County, Tennessee, GO, Refunding, VRDN,
Greenwood County, South Carolina, Exempt Facility			Series A, 1.75%, 4/07/09 (a)	7,335	7,335,000
Industrial Revenue Refunding Bonds (Fuji Photo			Shelby County, Tennessee, Health, Educational and
Film Project), VRDN, AMT, 0.70%, 4/07/09 (a)	12,200	12,200,000	Housing Facility Board, Hospital Revenue Refunding
Piedmont Municipal Power Agency, South Carolina,			Bonds (Methodist Le Bonheur Healthcare),
Electric Revenue Refunding Bonds, VRDN, Series B,			VRDN (a)(j):
2%, 4/07/09 (a)(j)	8,200	8,200,000	Series A, 0.40%, 4/07/09	10,000	10,000,000
South Carolina Jobs, EDA, Hospital Facilities Revenue			Series B, 0.45%, 4/07/09	10,000	10,000,000
Bonds, VRDN (a):			Shelby County, Tennessee, Public Improvement
(Conway Hospital, Inc.), 0.40%, 4/01/09 (j)	15,000	15,000,000	and Schools, GO, VRDN, Series B,
(Sisters of Charity Providence Hospitals),			0.40%, 4/07/09 (a)	10,000	10,000,000
0.47%, 4/07/09	45,320	45,320,000	Shelby County, Tennessee, TECP, 0.80%, 5/01/09	10,000	10,000,000
South Carolina Jobs EDA, Revenue Bonds, Bank of			The Tennergy Corporation, Tennessee, Gas Revenue
America Macon Trust, VRDN, Series 2007-303,			Bonds, BNP Paribas STARS Certificates Trust, VRDN,
0.64%, 4/07/09 (a)(b)	9,080	9,080,000	Series 2006-001, 0.54%, 4/07/09 (a)(b)	64,780	64,780,000
South Carolina Jobs, EDA, Revenue Refunding					254,173,000
Bonds (UMA Refinance Project), VRDN,
0.35%, 4/01/09 (a)	40,000	40,000,000	Texas — 15.2%
South Carolina State Public Service Authority,			Austin, Texas, Airport System Revenue Refunding
Revenue Bonds, Eagle Tax-Exempt Trust,			Bonds, VRDN, AMT (a)(e):
VRDN, Series 2006-0007, Class A,			Sub-Series 3, 2.75%, 4/07/09	52,035	52,035,000
0.74%, 4/07/09 (a)(b)(i)	11,500	11,500,000	Sub-Series 4, 2.75%, 4/07/09	54,750	54,750,000
South Carolina Transportation Infrastructure Bank,			Brazos Harbor, Texas, Industrial Development
Revenue Refunding Bonds, VRDN (a):			Corporation, Environmental Facilities Revenue
Series B1, 0.55%, 4/07/09	5,290	5,290,000	Bonds (ConocoPhillips Company Project), VRDN,
Series B2, 0.45%, 4/07/09	4,785	4,785,000	AMT, 0.55%, 4/07/09 (a)	4,500	4,500,000
Series B3, 0.40%, 4/07/09	7,890	7,890,000	Brazos River Authority, Texas, Harbor Navigational
Spartanburg, South Carolina, Waterworks Revenue			District, Brazoria County Revenue Bonds
Bonds, ROCS, VRDN, Series II-R-11020PB,			(BASF Corporation Project), VRDN, AMT,
1.09%, 4/07/09 (a)(b)(e)	13,325	13,325,000	1.15%, 4/01/09 (a)	15,800	15,800,000
			Brazos River Harbor Navigation District, Texas,
		220,820,000	Refunding Bonds (BASF Corporation), VRDN, AMT,
Tennessee — 2.2%			1.15%, 4/01/09 (a)	18,400	18,400,000
Blount County, Tennessee, Public Building Authority,			Brazos River, Texas, Harbor Industrial Development
Local Government Public Improvement,			Corporation Revenue Bonds (BASF Corporation
Revenue Refunding Bonds, VRDN, Series E-4-B,			Project), VRDN, AMT (a):
0.55%, 4/01/09 (a)	10,100	10,100,000	1.60%, 4/07/09	50,000	50,000,000
Clarksville, Tennessee, Public Building Authority,			1.60%, 4/07/09	25,000	25,000,000
Pooled Financing Revenue Bonds (Tennessee			Brownsville, Texas, Utility System Revenue
Municipal Bond Fund), VRDN (a):			Bonds, Deutsche Bank SPEARS/LIFERS
0.55%, 4/07/09	27,120	27,120,000	Trust, SPEARS, VRDN, Series DBE-533,
0.55%, 4/07/09	34,170	34,170,000	0.49%, 4/07/09 (a)(b)(d)	1,775	1,775,000
Clarksville, Tennessee, Public Building			Calhoun County, Texas, Navigation IDA, Port
Authority Revenue Bonds, Pooled Financing			Revenue Bonds (BP Plc Project), VRDN, AMT,
(Tennessee Municipal Bond Fund), VRDN,			0.50%, 4/01/09 (a)	9,000	9,000,000
0.35%, 4/01/09 (a)	2,700	2,700,000	Collin County, Texas, GO, FLOATS, VRDN, Series 42-TP,
Knox County, Tennessee, Health, Educational and			0.49%, 4/07/09 (a)(b)	10,925	10,925,000
Housing Facilities Board, Hospital Facilities Revenue			Cypress-Fairbanks, Texas, Independent School
Bonds (Catholic Healthcare Partners), VRDN,			District, GO, FLOATS, VRDN, Series 86TP,
Series B, 0.55%, 4/07/09 (a)	4,200	4,200,000	0.49%, 4/07/09 (a)(b)(h)	2,555	2,555,000

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND			MARCH 31, 2009		23

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Texas (continued)			Texas (continued)
Dallas-Fort Worth, Texas, International Airport Facility,			Houston, Texas, Airport System Revenue Refunding
Improvement Corporation Revenue Refunding			Bonds, ROCS, VRDN, Series II-R-12046,
Bonds (United Parcel Service Inc.), VRDN,			1.64%, 4/07/09 (a)(b)(e)	$ 13,200	$ 13,200,000
0.30%, 4/01/09 (a)	$5,050	$ 5,050,000	Houston, Texas, Combined Utility System, First Lien
Dallas-Fort Worth, Texas, International Airport Revenue			Revenue Refunding Bonds, VRDN (a):
Bonds, ROCS, VRDN, AMT, Series II-R-10358,			Series A-1, 0.55%, 4/07/09	10,000	10,000,000
1.71%, 4/07/09 (a)(e)(o)	8,430	8,430,000	Series A-2, 0.55%, 4/07/09	6,200	6,200,000
Dallas, Texas, Area Rapid Transit, Sales Tax Revenue			Series B-1, 1.40%, 4/07/09	55,000	55,000,000
Refunding Bonds, VRDN (a):			Houston, Texas, GO, TRAN, 3%, 6/30/09	24,000	24,076,740
BB&T Municipal Trust, FLOATS, Series 57,			Houston, Texas, Higher Education Finance
0.44%, 4/07/09 (d)(o)	18,145	18,145,000	Corporation, Revenue Refunding Bonds
Eagle Tax-Exempt Trust, Series 2008-0017,			(Rice University Project), VRDN, Series B,
Class A, 1.01%, 4/07/09 (b)	7,700	7,700,000	0.40%, 4/01/09 (a)	36,000	36,000,000
Denton, Texas, Independent School District, GO,			Houston, Texas, Independent School District, GO,
VRDN, Series 2005-A, 0.50%, 4/07/09 (a)	2,500	2,500,000	VRDN, 1.85%, 4/07/09 (a)	43,000	43,000,000
Fort Bend County, Texas, GO, MSTR, VRDN, SGB-46-A,			Houston, Texas, Utility System Revenue
0.73%, 4/07/09 (a)(b)(h)	4,500	4,500,000	Bonds, PUTTERS, VRDN, Series 2493,
Galena Park, Texas, Independent School District,			0.84%, 4/07/09 (a)(b)(e)	1,235	1,235,000
GO, Refunding, FLOATS, VRDN, Series SG-153,			Houston, Texas, Utility System Revenue
0.51%, 4/07/09 (a)(b)	12,250	12,250,000	Refunding Bonds, First Lien, VRDN, Series B2,
Grapevine, Texas, Industrial Development Corporation,			1.80%, 4/07/09 (a)	15,000	15,000,000
Airport Revenue Refunding Bonds (Southern Air			Katy, Texas, Independent School District, School
Transport), VRDN, 0.50%, 4/07/09 (a)	5,300	5,300,000	Building, GO, VRDN, 0.47%, 4/07/09 (a)	6,100	6,100,000
Gulf Coast IDA, Texas, Marine Terminal Revenue			Lower Neches Valley Authority, Texas, Industrial
Bonds (Amoco Oil Company Project), VRDN, AMT,			Development Corporation, Exempt Facilities
0.29%, 4/01/09 (a)	3,020	3,020,000	Revenue Refunding Bonds (Exxon Mobil
Gulf Coast IDA, Texas, Solid Waste Disposal Revenue			Corporation Project), VRDN, AMT, Series B,
Bonds (Citgo Petroleum Corporation Project),			0.15%, 4/01/09 (a)	9,200	9,200,000
VRDN, AMT, 0.38%, 4/01/09 (a)	9,800	9,800,000	Lubbock, Texas, Health Facilities Development
Gulf Coast Waste Disposal Authority, Texas,			Corporation, Revenue Refunding Bonds (Saint
Environmental Facilities Revenue Bonds, VRDN,			Joseph Health System), VRDN, Series B,
AMT (a):			0.15%, 4/01/09 (a)	10,900	10,900,000
(American Aeryl LP Project), 0.68%, 4/07/09	19,000	19,000,000	Mesquite, Texas, Industrial Development Corporation,
(Exxon Mobil Project), Series A, 0.15%, 4/01/09	15,000	15,000,000	IDR (Morrison Products, Inc. Project), VRDN, AMT,
Gulf Coast Waste Disposal Authority, Texas,			1.15% 4/07/09 (a)	1,300	1,300,000
Environmental Facilities Revenue Refunding Bonds,			North East Independent School District,
VRDN, AMT (a):			Texas, GO, FLOATS, VRDN, Series SG 143,
(Amoco Oil Company Project), 0.29%, 4/01/09	12,920	12,920,000	0.54%, 4/07/09 (a)	17,000	17,000,000
(BP Products North America Project),			North Texas Municipal Water District, Texas, Water
0.29%, 4/01/09	24,500	24,500,000	System Revenue Bonds, VRDN (a)(b)(h):
Gulf Coast Waste Disposal Authority, Texas, Revenue			PUTTERS, Series 2488, 0.84%, 4/07/09	2,900	2,900,000
Bonds, VRDN, AMT (a):			ROCS, Series II-R-593PB, 0.84%, 4/07/09	8,425	8,425,000
(Air Products Project), 0.67%, 4/07/09	2,200	2,200,000	North Texas Tollway Authority, Revenue Refunding
(Waste Management Inc.), Series A,			Bonds, Deutsche Bank SPEARS/LIFERS
0.70%, 4/07/09	2,500	2,500,000	Trust, SPEARS, VRDN, Series DB-626,
Harris County, Texas, Cultural Education Facilities			0.49%, 4/07/09 (a)(b)(j)	11,487	11,487,000
Finance Corporation, Hospital Revenue Refunding			Port Arthur, Texas, Navigational District,
Bonds (Memorial Hermann Healthcare System			Environmental Facilities Revenue Refunding
Project), VRDN, Series D-3, 0.35%, 4/07/09 (a)	3,625	3,625,000	Bonds (Motiva Enterprises Project), VRDN, AMT (a):
Harris County, Texas, GO, Refunding, ROCS, VRDN,			1.10%, 4/07/09	17,335	17,335,000
Series II-R-10360, 0.60%, 4/07/09 (a)(o)	16,255	16,255,000	1.03%, 4/07/09	4,800	4,800,000
Harris County, Texas, Health Facilities Development			Port Arthur, Texas, Navigation District, Industrial
Corporation, Revenue Refunding Bonds (Saint			Development Corporation, Exempt Facilities
Luke’s Episcopal Health System), VRDN, Series A,			Revenue Bonds (Air Products and Chemicals
0.40%, 4/07/09 (a)	45,500	45,500,000	Project), VRDN, AMT (a):
Harris County, Texas, Revenue Bonds, Municipal			0.60%, 4/01/09	8,400	8,400,000
Securities Trust Certificates, VRDN, Series SGC 31,			0.67%, 4/07/09	10,000	10,000,000
Class A, 0.54%, 4/07/09 (a)	11,280	11,280,000	Port Arthur, Texas, Navigation District Revenue Bonds
			(Atofina Petrochemicals), VRDN, AMT, Series B,
			0.57%, 4/07/09 (a)	10,000	10,000,000

See Notes to Financial Statements.

24	CMA TAX-EXEMPT FUND		MARCH 31, 2009

Schedule of Investments (continued)			Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Texas (continued)			Texas (concluded)
Port of Corpus Christi Authority, Texas, Nueces County			Texas Water Development Board, Subordinate Lien
Solid Waste Disposal, Revenue Refunding Bonds			Revenue Refunding Bonds (State Revolving Fund),
(Flint Hills Resources LP Project), VRDN, AMT,			VRDN, Series A, 0.15%, 4/01/09 (a)	$3,860	$3,860,000
Series A, 0.74%, 4/07/09 (a)	$ 22,650	$22,650,000	University of Texas, Financing System
Red River Authority, Texas, Solid Waste Disposal			Revenue Refunding Bonds, VRDN, Series B,
Revenue Bonds (Panda Hereford Ethanol Project),			0.23%, 4/07/09 (a)	11,400	11,400,000
VRDN, AMT, 0.73% 4/07/09 (a)	45,500	45,500,000	University of Texas, Permanent University
Red River, Texas, Education Finance Revenue Bonds			Fund Revenue Bonds, VRDN, Series A,
(Texas Christian University), VRDN (a):			0.30%, 4/07/09 (a)	7,900	7,900,000
0.50%, 4/07/09	24,900	24,900,000	Weslaco, Texas, Health Facilities Revenue Refunding
0.50%, 4/07/09	14,500	14,500,000	Bonds (Knapp Medical Center), VRDN, Series A,
San Antonio, Texas, Independent School District,			0.50%, 4/07/09 (a)	4,780	4,780,000
GO, Refunding, Eagle Tax-Exempt Trust,					1,723,521,791
VRDN, Series 2008-0034, Class A,
1.12%, 4/07/09 (a)(b)	5,000	5,000,000	Utah — 1.5%
Sheldon, Texas, Independent School District,			Intermountain Power Agency, Utah, Power Supply
GO, PUTTERS, VRDN, Series 2009,			Revenue Refunding Bonds, VRDN (a):
0.57%, 4/07/09 (a)(b)	5,205	5,205,000	Series E, 0.60%, 4/07/09	6,500	6,500,000
Socorro, Texas, Independent School District,			Series F, 0.63%, 4/07/09	14,000	14,000,000
GO, ROCS, VRDN, Series II-R-11540PB,			Murray City, Utah, Hospital Revenue Bonds
0.71%, 4/07/09 (a)(o)	12,700	12,700,000	(IHC Health Services, Inc.), VRDN (a):
Southwest Texas Higher Education Authority			Series A, 0.50%, 4/01/09	21,400	21,400,000
Incorporated, Revenue Refunding Bonds			Series B, 0.20%, 4/01/09	12,600	12,600,000
(Southern Methodist University), VRDN,			Series B, 0.50%, 4/01/09	4,890	4,890,000
0.33%, 4/01/09 (a)	8,900	8,900,000	Series C, 0.40%, 4/01/09	3,400	3,400,000
Tarrant County, Texas, Cultural Education Facilities			Series D, 0.50%, 4/01/09	12,550	12,550,000
Finance Corporation, Hospital Revenue Bonds,			Series D, 0.30%, 4/01/09	5,000	5,000,000
FLOATS, VRDN (a)(o):			Utah State Board of Regents, Student Loan
Series 2973, 0.54%, 4/07/09	36,000	36,000,000	Revenue Refunding Bonds, VRDN, AMT, Series A,
Series 2974, 0.54%, 4/07/09	12,000	12,000,000	0.57%, 4/07/09 (a)	30,000	30,000,000
Tarrant County, Texas, Cultural Education Facilities			Utah State, GO, FLOATS, VRDN, Series 2987,
Finance Corporation, Hospital Revenue Refunding			0.54%, 4/07/09 (a)(o)	6,000	6,000,000
Bonds (Scott and White Memorial Hospital), VRDN,			Utah Transit Authority, Sales Tax Revenue
Series B, 0.38%, 4/07/09 (a)	11,000	11,000,000	Bonds, PUTTERS, VRDN, Series 1107B,
Texas Municipal Gas Acquisition and Supply			0.84%, 4/07/09 (a)(b)(e)	4,995	4,995,000
Corporation II, Gas Supply Revenue			Weber County, Utah, Hospital Revenue Bonds
Bonds, ROCS, VRDN, Series II-R-10014,			(IHC Health Services), VRDN (a):
1.02%, 4/07/09 (a)(b)	61,000	61,000,000	Series A, 0.50%, 4/01/09	4,630	4,630,000
Texas State Department of Housing and Community			Series C, 0.50%, 4/01/09	39,575	39,575,000
Affairs, S/F Mortgage Revenue Refunding Bonds,					165,540,000
VRDN, AMT, Series A, 1.90%, 4/07/09 (a)(e)	5,020	5,020,000	Vermont — 0.2%
Texas State, GO, PUTTERS, VRDN (a)(b):			Burlington, Vermont, GO, BAN, 2%, 8/24/09	4,900	4,919,644
Series 2490, 0.47%, 4/07/09	1,850	1,850,000	Vermont HFA, S/F Revenue Bonds, VRDN, AMT,
Series 2491, 0.47%, 4/07/09	1,145	1,145,000	Series 16 A, 0.74%, 4/07/09 (a)(e)	475	475,000
Texas State, GO, TRAN, 3%, 4/07/09	478,000	480,678,051	Vermont State Student Assistance Corporation,
Texas State, GO (Veterans’ Housing Assistance			Education Loan Revenue Refunding Bonds, VRDN,
Program Fund II), VRDN, AMT (a):			AMT, Senior Series C-1, 0.50%, 4/07/09 (a)	17,000	17,000,000
Series A, 0.65%, 4/07/09	13,110	13,110,000
Series A, 0.55%, 4/07/09	33,630	33,630,000			22,394,644
Series B, 0.62%, 4/07/09	22,200	22,200,000	Virginia — 1.2%
Series B, 2.10%, 4/07/09	49,020	49,020,000	Capital Beltway Funding Corporation of Virginia,
Texas, Revenue Bonds, Clipper Tax-Exempt			Senior Lien Toll Revenue Bonds (I-495
Certificates Trust, VRDN, Series 2007-46,			Hot Lanes Project), VRDN, AMT, Series D,
0.57%, 4/07/09 (a)(b)(o)	10,000	10,000,000	0.48%, 4/07/09 (a)	5,000	5,000,000
Texas State Transportation Commission,			Fairfax County, Virginia, IDA, Revenue Bonds (Inova
First Tier Revenue Bonds, VRDN, Series B,			Health System Project), VRDN, Series A-2,
0.47%, 4/07/09 (a)	23,800	23,800,000	0.42%, 4/07/09 (a)	38,745	38,745,000

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND			MARCH 31, 2009		25

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Virginia (concluded)			Washington (concluded)
Henrico County, Virginia, Water and Sewer Revenue			Seattle, Washington, Drainage & Wastewater Utility
Bonds, ROCS, VRDN, Series II-R-753 PB,			Revenue Bonds, BB&T Municipal Trust, FLOATS,
0.84%, 4/07/09 (a)(b)(i)	$ 6,235	$6,235,000	VRDN, Series 55, 0.44%, 4/07/09 (a)(o)	$3,445	$ 3,445,000
Loudoun County, Virginia, IDA, Revenue Bonds			Seattle, Washington, Water System Revenue
(Howard Hughes Medical Institute), VRDN (a):			Bonds, FLOATS, VRDN, Series 2170,
Series B, 0.29%, 4/07/09	13,500	13,500,000	0.44%, 4/07/09 (a)(b)(e)	2,530	2,530,000
Series F, 0.25%, 4/07/09	8,305	8,305,000	University of Washington, Revenue Refunding
Montgomery County, Virginia, IDA, Revenue Refunding			Bonds, FLOATS, VRDN, Series 3005,
Bonds (Virginia Tech Foundation Project), VRDN,			0.59%, 4/07/09 (a)(o)	4,500	4,500,000
0.50%, 4/01/09 (a)	5,605	5,605,000	Washington State, GO, ROCS, VRDN,
Norfolk, Virginia, Redevelopment and Housing			Series II-R-11308, 0.62%, 4/07/09 (a)(b)(o)	2,980	2,980,000
Authority, Revenue Refunding Bonds (Old Dominion			Washington State, GO, VRDN, Series VR-96B,
University Project), VRDN, 0.35%, 4/01/09 (a)	19,155	19,155,000	0.30%, 4/07/09 (a)	14,300	14,300,000
Richmond, Virginia, Public Utilities Revenue			Washington State Health Care Facilities Authority
Bonds, ROCS, VRDN, Series II-R-10410,			Revenue Bonds (Overlake Hospital Medical Center),
0.88%, 4/07/09 (a)(e)(o)	6,055	6,055,000	ARS, VRDN, Series C-2, 0.65%, 4/07/09 (a)	10,000	10,000,000
Virginia College Building Authority, Educational			Washington State Health Care Facilities Authority,
Facilities Revenue Bonds (21st Century College			Revenue Refunding Bonds, VRDN (a):
and Equipment Programs), VRDN, Series B,			(PeaceHealth), Series C, 0.35%, 4/07/09	4,365	4,365,000
0.35%, 4/01/09 (a)	8,000	8,000,000	(Southwest Washington Medical Center Project),
Virginia Commonwealth Transportation Board Revenue			Series A, 0.75%, 4/07/09	4,800	4,800,000
Bonds, Clipper Tax-Exempt Certificates Trust, VRDN,			(Swedish Health Services), Series B,
Series 2007-7, 0.57%, 4/07/09 (a)(b)(o)	15,460	15,460,000	0.40%, 4/07/09	6,000	6,000,000
Virginia State, HDA, Revenue Bonds, MERLOTS, VRDN,			Washington State Housing Finance Commission,
AMT, Series B-19, 2.65%, 4/07/09 (a)(b)	3,000	3,000,000	Nonprofit Housing Revenue Refunding
Virginia State, HDA, Revenue Refunding			Bonds (Emerald Heights Project), VRDN,
Bonds, MERLOTS, VRDN, AMT, Series C-42,			0.55%, 4/01/09 (a)	8,570	8,570,000
0.65%, 4/07/09 (a)(b)	2,880	2,880,000	Washington State Housing Finance Commission,
		131,940,000	Nonprofit Revenue Bonds (Eastside Catholic
			School), VRDN, Series B, 1.04%, 4/07/09 (a)	32,375	32,375,000
Washington — 1.8%			Washington State Public Power Supply
Bellevue, Washington, GO, Refunding, Eagle			Systems Revenue Refunding Bonds (Nuclear
Tax-Exempt Trust, VRDN, Series 2008-0025,			Project Number One), VRDN, Series 1A-1,
Class A, 1.34%, 4/07/09 (a)(b)(e)	3,000	3,000,000	0.62%, 4/07/09 (a)	5,805	5,805,000
Energy Northwest, Washington, Electric Revenue
Refunding Bonds Project Number 3), VRDN,					200,240,000
Series E, 0.35%, 4/07/09 (a)	7,000	7,000,000	West Virginia — 0.2%
King County, Washington, Sewer Revenue			Monongalia County, West Virginia, Building
Bonds, Eclipse Funding Trust, Solar Eclipse			Commission, Hospital Improvement
Certificates, VRDN, Series 2007-0095,			Revenue Refunding Bonds, VRDN, Series A,
0.44%, 4/07/09 (a)(b)	3,335	3,335,000	0.58%, 4/07/09 (a)	15,800	15,800,000
King County, Washington, Sewer Revenue			West Virginia EDA, Solid Waste Disposal Facilities,
Bonds, ROCS, VRDN, Series II-R-10279,			Revenue Refunding Bonds (Ohio Power
1.94%, 4/07/09 (a)(b)(e)	12,575	12,575,000	Company — Sporn Project), VRDN, Series C,
King County, Washington, TECP, 0.30%, 4/01/09	7,000	7,000,000	0.47%, 4/07/09 (a)	8,000	8,000,000
Pierce County, Washington, Economic Development					23,800,000
Corporation Revenue Bonds (PNW Commercial LLC
Project), VRDN, AMT, 1.25%, 4/07/09 (a)	2,135	2,135,000	Wisconsin — 4.1%
Port Bellingham, Washington, Industrial Development			Kohler, Wisconsin, Solid Waste Disposal Revenue
Corporation, Environmental Facilities Revenue			Bonds (Kohler Company Project), VRDN, AMT,
Bonds, VRDN, AMT (a):			0.67%, 4/07/09 (a)	4,000	4,000,000
(Atlantic Richfield Project), 0.29%, 4/01/09	4,800	4,800,000	Milwaukee, Wisconsin, RAN, 3%, 9/03/09	3,900	3,922,794
(BP West Coast Products LLC Project),			University of Wisconsin, Hospitals and Clinics
0.29%, 4/01/09	18,200	18,200,000	Authority, Revenue Refunding Bonds, VRDN,
(BP West Coast Products LLC Project),			Series B, 0.40%, 4/01/09 (a)	5,600	5,600,000
0.29%, 4/01/09	12,100	12,100,000	Wisconsin Housing and EDA, Home Ownership
(BP West Coast Products LLC Project),			Revenue Refunding Bonds, VRDN, AMT, Series A,
0.29%, 4/01/09	20,000	20,000,000	0.65%, 4/07/09 (a)	34,785	34,785,000
Port of Seattle, Washington, Revenue Bonds, FLOATS,			Wisconsin State Health and Educational Facilities
VRDN, AMT, Series 3003, 0.59%, 4/07/09 (a)	10,425	10,425,000	Authority Revenue Bonds (Ascension Health),
			VRDN, Series D, 0.60%, 4/07/09 (a)	19,225	19,225,000

See Notes to Financial Statements.

26	CMA TAX-EXEMPT FUND		MARCH 31, 2009

Schedule of Investments (concluded)			Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value

Wisconsin (concluded)			•EffectiveApril 1, 2008, the Master LLC adopted Financial Accounting Standards
Wisconsin State Health and Educational Facilities			Board Statement of Financial Accounting Standards No. 157, “Fair Value
Authority, Revenue Refunding Bonds, VRDN (a):			Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, estab-
(Fort Healthcare, Inc.), Series A,			lishes a framework for measuring fair values and requires additional disclosures
0.43%, 4/01/09	$ 18,190	$ 18,190,000	about the use of fair value measurements. Various inputs are used in determining
(Medical College of Wisconsin), Series B,			the fair value of investments, which are as follows:
0.35%, 4/07/09	9,600	9,600,000	•Level 1 — price quotations in active markets/exchanges for identical securities
(Wheaton Franciscan Services, Inc.),			•Level 2 — other observable inputs (including, but not limited to: quoted prices
0.46%, 4/07/09	52,510	52,510,000	for similar assets or liabilities in markets that are active, quoted prices for
Wisconsin State Operating Notes, 3%, 6/15/09	203,600	204,148,003	identical or similar assets in markets that are not active, inputs other than
Wisconsin State Petroleum Inspection Fee, TECP,			quoted prices that are observable for the assets or liabilities (such as interest
0.65%, 4/06/09	30,000	30,000,000	rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks
Wisconsin State, TECP:			and default rates) or other market-corroborated inputs)
0.50%, 4/06/09	65,319	65,319,000
0.70%, 4/06/09	7,942	7,942,000	•Level 3 — unobservable inputs based on the best information available
0.75%, 5/11/09	5,000	5,000,000	in the circumstance, to the extent observable inputs are not available
			(including the Master LLC’s own assumptions used in determining the fair
		460,241,797	value of investments)
Wyoming — 0.0%			The inputs or methodology used for valuing securities are not necessarily an indica-
Sweetwater County, Wyoming, PCR, Refunding			tion of the risk associated with investing in those securities. For information about
(PacifiCorp Project), VRDN, 0.55%, 4/07/09 (a)	3,750	3,750,000	the Master LLC’s policy regarding valuation of investments and other significant
Total Investments (Cost — $11,317,358,460*) — 99.6%		11,317,358,460	accounting policies, please refer to Note 1 of the Notes to Financial Statements.
Other Assets Less Liabilities — 0.4%		46,119,955	The following table summarizes the inputs used as of March 31, 2009 in deter-
Net Assets — 100.0%		$11,363,478,415	mining the fair valuation of the Master LLC’s investments:

* Cost for federal income tax purposes.			Valuation	Investments in
(a)	Rate shown is as of report date and maturity shown is the final maturity date or		Inputs	Securities
the date the principal owed can be recovered through demand.
				Assets
(b)	These securities are short-term floating rate certificates issued by tender option
			Level 1	—
bond trusts and are secured by the underlying municipal bond securities.
			Level 2	$11,317,358,460
(c) BHAC Insured.			Level 3	—
(d) AMBAC Insured.			Total	$11,317,358,460
(e) FSA Insured.
(f) FGIC Insured.
(g) XL Capital Insured.
(h) FNMA Collateralized.
(i) NPFGC Insured.
(j) Assured Guaranty Insured.
(k) Radian Insured.
(l) GNMA Collateralized.
(m) FHLMC Collateralized.
(n) Commonwealth Guaranteed.
(o)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND			MARCH 31, 2009	27

Statement of Assets and Liabilities		Statement of Operations

March 31, 2009	Master Tax-Exempt LLC	Year Ended March 31, 2009	Master Tax-Exempt LLC

Assets		Investment Income

Investments at value — unaffiliated securities		Income	$217,037,386
(cost — $11,317,358,460)	$ 11,317,358,460
Cash	5,951,920
Interest receivable	35,018,214	Expenses
Investments sold receivable	25,900,000
Contributions receivable from investors	9,066	Investment advisory	15,816,385
Prepaid expenses	215,956	Accounting services	1,091,095
Other assets	3,939	Custodian	263,391
		Officer and Directors	155,841
Total assets	11,384,457,555	Professional	115,292
		Printing	8,270
		Miscellaneous	278,356
Liabilities
		Total expenses	17,728,630
Investments purchased payable	19,225,000	Less fess paid indirectly	(1,401)
Investment advisory fees payable	1,304,037	Total expenses after fees paid indirectly	17,727,229
Other affiliates payable	111,137
Withdrawals payable to investors	3,270	Net investment income	199,310,157
Officer’s and Directors’ fees payable	1,058
Other accrued expenses payable	334,638
		Realized Gain
Total liabilities	20,979,140
		Net realized gain from investments	195,005
Net Assets	$ 11,363,478,415	Net Increase in Net Assets Resulting from Operations	$199,505,162

Net Assets Consist of

Investors’ capital	$ 11,363,478,415

See Notes to Financial Statements.

28	CMA TAX-EXEMPT FUND	MARCH 31, 2009

Statements of Changes in Net Assets				Master Tax-Exempt LLC
				Year Ended
				March 31,
Increase (Decrease) in Net Assets:				2009	2008
Operations
Net investment income				$199,310,157	$ 358,549,432
Net realized gain				195,005	1,625,744
Net increase in net assets resulting from operations				199,505,162	360,175,176

Capital Transactions
Proceeds from contributions			79,097,894,440		78,794,688,150
Fair value of withdrawals			(80,046,967,072)		(77,185,355,350)
Net increase (decrease) in net assets derived from capital transactions				(949,072,632)	1,609,332,800

Net Assets
Total increase (decrease) in net assets				(749,567,470)	1,969,507,976
Beginning of year			12,113,045,885		10,143,537,909
End of year			$11,363,478,415		$12,113,045,885

Financial Highlights				Master Tax-Exempt LLC
			Year Ended March 31,
	2009	2008	2007	2006	2005
Total Investment Return
Total investment return	1.68%	3.34%	3.45%	2.64%	1.33%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income and net realized gain	1.67%	3.28%	3.44%	2.61%	1.31%

Supplemental Data
Net assets, end of year (000)	$11,363,478	$12,113,046	$10,143,538	$ 9,524,737	$ 9,749,807

See Notes to Financial Statements.
CMA TAX-EXEMPT FUND			MARCH 31, 2009		29

Notes to Financial Statements Master Tax-Exempt LLC

1. Organization and Significant Accounting Policies:

Master Tax-Exempt LLC (the “Master LLC”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability
Company Agreement permits the Directors to issue nontransferable interests in the Master LLC, subject to certain limitations. The Board of
Trustees of the Fund and the Board of Directors of the Master LLC
are referred to throughout this report as the “Board of Directors” or the
“Board.” The Master LLC’s financial statements are prepared in con-
formity with accounting principles generally accepted in the United
States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation of Investments: The Master LLC securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securi-
ties are valued at cost when purchased and thereafter, a constant pro-
portionate amortization of any discount or premium is recorded until the maturity of the security.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Master LLC amortizes all premiums and discounts on debt securities.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master
LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the
Master LLC can satisfy the requirements of Subchapter M of the Internal
Revenue Code.

The Master LLC files US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Master LLC’s US federal tax returns remains open for each of the four years ended March 31, 2009. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement
of Financial Accounting Standards No. 161, “Disclosures about
Derivative Instruments and Hedging Activities — an amendment of FASB
Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Master LLC’s financial statement disclosures, if any, is cur-
rently being assessed.

Other: Expenses directly related to the Master LLC are charged to that
Master LLC. Other operating expenses shared by several funds are pro-
rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Master LLC has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc., to provide investment advisory and adminis-
tration services. The PNC Financial Services Group, Inc. (“PNC”) and
Bank of America Corporation (“BAC”) are the largest stockholders of
BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on
January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Master LLC under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Master LLC’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master
LLC. For such services, the Master LLC pays the Advisor a monthly fee based upon the average daily value of the Master LLC’s net assets at the following annual rates: 0.25% of the Master LLC’s average daily net assets not exceeding $500 million; 0.175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and
0.125% of the average daily net assets in excess of $1 billion.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by
Master LLC to the Advisor.

For the year ended March 31, 2009, the Master LLC reimbursed the
Advisor $205,886 for certain accounting services, which is included in accounting services in the Statement of Operations.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are shown on the Statement of Operations as fees paid indirectly.

30 CMA TAX-EXEMPT FUND MARCH 31, 2009

Notes to Financial Statements (concluded) Master Tax-Exempt LLC

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Master LLC reimburses the Advisor for compensation paid to the Master LLC’s
Chief Compliance Officer.

3. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC;
conditions affecting the general economy; overall market changes;

local, regional or global political, social or economic instability; and
currency and interest rate and price fluctuations. Similar to credit risk, the Master LLC may be exposed to counterparty risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may default. Financial assets, which potentially expose the Master LLC to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master LLC’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Master LLC’s Statements of Assets and Liabilities.

Report of Independent Registered Public Accounting Firm Master Tax-Exempt LLC

To the Investors and Board of Directors of
Master Tax-Exempt LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Tax-Exempt LLC (the
“Master LLC”) as of March 31, 2009, and the related statement of oper-
ations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the
Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion.

An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of March
31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Tax-Exempt LLC as of March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in con-
formity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 21, 2009

CMA TAX-EXEMPT FUND MARCH 31, 2009 31

Officers and Directors

Number of
	Position(s)	Length of		BlackRock-
	Held with	Time		Advised Funds
Name, Address	Fund/	Served as		and Portfolios	Public
and Year of Birth	Master LLC	a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors[1]
Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University	34 Funds	None
40 East 52nd Street	the Board of	1981	of New York at Albany since 2000.	81 Portfolios
New York, NY 10022	Directors and
1940	Director
Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	34 Funds	None
40 East 52nd Street	the Board of	2007	Fox Chase Cancer Center since 2002; Member of the Archdiocesan	81 Portfolios
New York, NY 10022	Directors and		Investment Committee of the Archdiocese of Philadelphia since
1941	Director		2003; Director, The Committee of Seventy (civic) since 2006.
David O. Beim	Director	Since	Professor of Finance and Economics at the Columbia University	34 Funds	None
40 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	81 Portfolios
New York, NY 10022			Academy since 2002; Formerly Chairman, Wave Hill Inc. (public
1940			garden and cultural center) from 1990 to 2006.
Dr. Matina Horner	Director	Since	Formerly Executive Vice President of Teachers Insurance and	34 Funds	NSTAR (electric
40 East 52nd Street		2007	Annuity Association and College Retirement Equities Fund	81 Portfolios	and gas utility)
New York, NY 10022			from 1989 to 2003.
1939
Herbert I. London	Director and	Since	Professor Emeritus, New York University since 2005; John M. Olin	34 Funds	AIMS Worldwide,
40 East 52nd Street	Member of	2007	Professor of Humanities, New York University from 1993 to 2005	81 Portfolios	Inc. (marketing)
New York, NY 10022	the Audit		and Professor thereof from 1980 to 2005; President, Hudson Institute
1939	Committee		(policy research organization) since 1997 and Trustee thereof since
1980; Chairman of the Board of Trustees for Grantham University
since 2006; Director, InnoCentive, Inc. (strategic solutions company)
since 2005; Director, Cerego, LLC (software development and
design) since 2005.

Cynthia A. Montgomery	Director	Since	Professor, Harvard Business School since 1989; Director, Harvard	34 Funds	Newell Rubbermaid,
40 East 52nd Street		1994	Business School Publishing since 2005; Director, McLean Hospital	81 Portfolios	Inc. (manufacturing)
New York, NY 10022			since 2005.
1952
Joseph P. Platt, Jr.	Director	Since	Director, The West Penn Allegheny Health System (a not-for-profit	34 Funds	Greenlight Capital
40 East 52nd Street		2007	health system) since 2008; Director, Jones and Brown (Canadian	81 Portfolios	Re, Ltd (reinsurance
New York, NY 10022			insurance broker) since 1998; General Partner, Thorn Partners,		company)
1947			LP (private investment) since 1998; Formerly Partner, Amarna
Corporation, LLC (private investment company) from 2002 to 2008.

Robert C. Robb, Jr.	Director	Since	Partner, Lewis, Eckert, Robb and Company (management and	34 Funds	None
40 East 52nd Street		2007	financial consulting firm) since 1981.	81 Portfolios
New York, NY 10022
1945
Toby Rosenblatt	Director	Since	President, Founders Investments Ltd. (private investments) since	34 Funds	A.P. Pharma, Inc.
40 East 52nd Street		2007	1999; Director, Forward Management, LLC since 2007; Director,	81 Portfolios	(specialty
New York, NY 10022			The James Irvine Foundation (philanthropic foundation) since 1997;		pharmaceuticals)
1938			Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly Trustee, Metropolitan Series Funds, Inc. from
2001 to 2005.

32	CMA TAX-EXEMPT FUND		MARCH 31, 2009

Officers and Directors (continued)

Number of
	Position(s)	Length of		BlackRock-
	Held with	Time		Advised Funds
Name, Address	Fund/	Served as		and Portfolios	Public
and Year of Birth	Master LLC	a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors[1] (concluded)

Kenneth L. Urish	Chair of	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	34 Funds	None
40 East 52nd Street	the Audit	2007	accountants and consultants) since 1976; Member of External	81 Portfolios
New York, NY 10022	Committee		Advisory Board, The Pennsylvania State University Accounting
1951	and Director		Department since 2001; Trustee, The Holy Family Foundation
since 2001; Committee Member, Professional Ethics Committee
of the Pennsylvania Institute of Certified Public Accountants
since 2007; Formerly President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Formerly Director,
Inter-Tel from 2006 to 2007.

Frederick W. Winter	Director and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	34 Funds	None
40 East 52nd Street	Member of	2007	Business, University of Pittsburgh since 2005 and Dean thereof	81 Portfolios
New York, NY 10022	the Audit		from 1997 to 2005; Director, Alkon Corporation (pneumatics)
1945	Committee		since 1992; Director, Tippman Sports (recreation) since 2005;
Formerly Director, Indotronix International (IT services) from
2004 to 2008.

[1] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2] Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the
various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund’s/Master LLC’s board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977;
Matina Horner since 2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph P. Platt since 1999; Robert C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

Interested Directors[1]

Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	175 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	286 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.

Henry Gabbay	Director	Since	Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly	175 Funds	None
40 East 52nd Street		2007	Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly	286 Portfolios
New York, NY 10022			Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to
1947			2007; Formerly President of BlackRock Funds and BlackRock Bond
Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

1 Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Fund/Master LLC based on his position with
BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund/Master LLC based on his former positions with BlackRock,
Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

	CMA TAX-EXEMPT FUND		MARCH 31, 2009		33

Officers and Directors (concluded)

Position(s)
Held with
Name, Address	Fund/	Length of
and Year of Birth	Master LLC	Time Served	Principal Occupation(s) During Past 5 Years

Fund/Master LLC Officers[1]
Donald C. Burke	President	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	and Chief	2007	Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006, First Vice President thereof from
New York, NY 10022	Executive		1997 to 2005, Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group
40 East 52nd Street	President	2007	since 2006; Formerly Head of BlackRock’s Mutual Fund Group from 2000 to 2006.
New York, NY 10022
1962
Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from
New York, NY 10022	Officer		1992 to 2006.
1966
Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970
Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of
40 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005; Formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.
New York, NY 10022	Officer of
1959	the Funds
Howard B. Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.
New York, NY 10022
1965
[1] Officers of the Fund/Master LLC serve at the pleasure of the Board of Directors.
Further information about the Fund’s/Master LLC’s Officers and Directors is available in the Fund’s/Master LLC’s Statement of Additional
Information, which can be obtained without charge by calling (800) 637-7762.

Custodian	Transfer Agent		Accounting Agent	Independent Registered Public	Legal Counsel
State Street Bank and	Financial Data Services, Inc.		State Street Bank and	Accounting Firm	Sidley Austin LLP
Trust Company	Jacksonville, FL 32246		Trust Company	Deloitte & Touche LLP	New York, NY 10019
Boston, MA 02101			Princeton, NJ 08540	Princeton, NJ 08540

34	CMA TAX-EXEMPT FUND			MARCH 31, 2009

Additional Information

Availability of Quarterly Schedule of Investments

The Fund/Master LLC files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference

Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling (800) SEC-0330. The
Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

CMA TAX-EXEMPT FUND MARCH 31, 2009 35

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other govern-
ment agency other than with respect to the Fund’s participation in the US Treasury Department’s Temporary Guarantee Program for
Money Market Funds disclosed in this annual report. Although the
Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end per-
formance information, call (800) 882-0052. The Fund’s current seven-day yields more closely reflects the current earnings of the
Fund than the total returns quoted. Statements and other informa-
tion herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-
free (800) 441-7762; (2) at www.blackrock.com; and
(3) on the Securities and Exchange Commission’s website
at http://www.sec.gov. Information about how the Fund voted
proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available
(1) at www.blackrock.com or by calling (800) 441-7762 and
(2) on the Securities and Exchange Commission’s website at
http://www.sec.gov.

CMA Tax-Exempt Fund

100 Bellevue Parkway

Wilmington, DE 19809

#11214-3/09

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

CMA Tax-Exempt	$6,800	$6,800	$0	$0	$6,100	$6,100	$733	$749
Fund
Master Tax-Exempt
LLC	$31,400	$31,300	$0	$0	$6,800	$6,800	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the

Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

CMA Tax-Exempt Fund	$414,333	$411,849
Master Tax-Exempt LLC	$414,300	$411,800

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Tax-Exempt Fund and Master Tax-Exempt LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
CMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
CMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: May 20, 2009